John Hancock
International Small Company Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 99.0%		$557,191,093
(Cost $460,610,036)
Australia 6.8%		38,283,999
Accent Group, Ltd.	117,141	147,173
Acrow, Ltd.	24,208	18,484
Adairs, Ltd.	49,762	56,947
Adbri, Ltd. (A)	93,582	198,113
Ainsworth Game Technology, Ltd. (A)	47,462	28,312
Alkane Resources, Ltd. (A)	124,706	46,460
Alliance Aviation Services, Ltd. (A)	39,423	83,504
Altium, Ltd.	2,192	98,223
Alumina, Ltd. (A)	323,624	410,223
AMA Group, Ltd. (A)	499,671	15,359
AMP, Ltd.	590,441	420,679
Ansell, Ltd.	36,256	591,364
Appen, Ltd. (A)(B)	53,036	20,025
Arafura Rare Earths, Ltd. (A)(B)	578,498	73,519
ARB Corp., Ltd.	23,370	601,243
Argosy Minerals, Ltd. (A)(B)	134,969	11,307
ARN Media, Ltd.	83,708	44,643
Articore Group, Ltd. (A)	56,271	14,997
AUB Group, Ltd.	27,599	545,160
Audinate Group, Ltd. (A)	15,970	166,851
Aurelia Metals, Ltd. (A)	385,036	47,372
Aussie Broadband, Ltd. (A)	63,580	145,813
Austal, Ltd.	96,264	153,442
Austin Engineering, Ltd. (B)	64,891	22,067
Australian Agricultural Company, Ltd. (A)	55,173	55,903
Australian Clinical Labs, Ltd. (B)	31,607	48,278
Australian Ethical Investment, Ltd.	13,293	40,553
Australian Finance Group, Ltd.	65,518	63,303
Australian Strategic Materials, Ltd. (A)	34,776	22,726
Australian Vintage, Ltd. (A)	76,170	17,428
Auswide Bank, Ltd.	6,041	15,994
AVJennings, Ltd. (A)	63,391	12,729
AVZ Minerals, Ltd. (A)(C)	322,880	87,972
Baby Bunting Group, Ltd.	41,046	37,855
Bank of Queensland, Ltd.	147,279	565,324
Bannerman Energy, Ltd. (A)	11,581	35,072
Bapcor, Ltd.	88,683	251,862
Base Resources, Ltd.	100,127	19,207
Beach Energy, Ltd.	389,341	436,538
Beacon Lighting Group, Ltd.	19,369	32,300
Bega Cheese, Ltd. (B)	77,514	230,973
Bell Financial Group, Ltd.	43,704	38,125
Bellevue Gold, Ltd. (A)	285,420	373,054
Boss Energy, Ltd. (A)	110,508	346,051
Bravura Solutions, Ltd. (A)	126,782	96,861
Breville Group, Ltd.	27,013	482,025
Brickworks, Ltd.	18,642	324,950
Capitol Health, Ltd.	292,400	47,610
Capral, Ltd.	7,205	45,315
Capricorn Metals, Ltd. (A)	79,471	253,811
Carnarvon Energy, Ltd. (A)	422,815	57,828
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Cash Converters International, Ltd.	122,755	$16,774
Catapult Group International, Ltd. (A)	16,337	20,592
Cedar Woods Properties, Ltd.	19,145	55,931
Cettire, Ltd. (A)	33,440	52,228
Challenger, Ltd.	65,152	281,692
Champion Iron, Ltd.	62,349	292,087
Chrysos Corp., Ltd. (A)	2,323	8,618
Civmec, Ltd.	40,300	24,027
ClearView Wealth, Ltd.	34,533	13,335
Clinuvel Pharmaceuticals, Ltd.	11,610	123,319
Clover Corp., Ltd.	51,463	17,180
Coast Entertainment Holdings, Ltd. (A)	150,506	50,258
Codan, Ltd.	30,933	225,064
COG Financial Services, Ltd.	21,130	15,904
Cogstate, Ltd. (A)	16,116	13,306
Collins Foods, Ltd.	35,727	219,989
Cooper Energy, Ltd. (A)	756,946	116,545
Core Lithium, Ltd. (A)(B)	89,718	7,825
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	37,403
Corporate Travel Management, Ltd.	30,649	273,356
Credit Corp. Group, Ltd.	19,524	194,953
CSR, Ltd.	146,401	868,943
Danakali, Ltd. (C)	17,023	4,644
Data#3, Ltd.	48,821	260,283
De Grey Mining, Ltd. (A)	472,220	357,565
Deep Yellow, Ltd. (A)	54,025	59,981
Deterra Royalties, Ltd.	38,835	120,033
Dicker Data, Ltd.	16,832	103,696
Domain Holdings Australia, Ltd.	64,147	128,125
Domino’s Pizza Enterprises, Ltd.	11,903	308,372
Downer EDI, Ltd.	156,303	501,572
Duratec, Ltd.	13,947	9,824
Eagers Automotive, Ltd.	37,330	253,508
Elanor Investor Group	27,964	20,469
Elders, Ltd.	54,753	301,457
Emeco Holdings, Ltd.	116,009	53,708
Emerald Resources NL (A)	121,535	301,722
EML Payments, Ltd. (A)	79,307	49,696
Energy World Corp., Ltd. (A)	328,859	2,250
Enero Group, Ltd.	10,415	10,718
EQT Holdings, Ltd.	7,826	167,911
Eureka Group Holdings, Ltd.	19,689	6,947
European Lithium, Ltd. (A)	238,993	7,674
Euroz Hartleys Group, Ltd.	45,960	24,957
EVT, Ltd.	24,156	188,171
Fiducian Group, Ltd.	1,107	5,885
Finbar Group, Ltd. (A)	71,892	38,755
Firefinch, Ltd. (A)(B)(C)	160,759	21,392
FleetPartners Group, Ltd. (A)	91,298	217,977
Fleetwood, Ltd.	32,879	31,319
Flight Centre Travel Group, Ltd.	43,904	553,061
Frontier Digital Ventures, Ltd. (A)	57,371	18,539
G8 Education, Ltd.	204,679	164,256
Galan Lithium, Ltd. (A)(B)	81,129	12,209
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Generation Development Group, Ltd.	17,607	$26,501
Gold Road Resources, Ltd.	289,008	317,186
GR Engineering Services, Ltd.	6,821	9,867
GrainCorp, Ltd., Class A	53,166	295,489
Grange Resources, Ltd.	168,885	44,014
GUD Holdings, Ltd.	49,539	353,037
GWA Group, Ltd.	68,070	104,473
Hansen Technologies, Ltd.	49,555	156,763
Harvey Norman Holdings, Ltd.	77,611	231,398
Healius, Ltd. (A)	184,568	156,795
Helia Group, Ltd.	120,934	332,653
Helloworld Travel, Ltd.	23,085	33,625
Horizon Oil, Ltd.	11,332	1,284
HUB24, Ltd.	21,626	620,286
Humm Group, Ltd.	137,498	42,213
IDP Education, Ltd.	16,205	173,396
Iluka Resources, Ltd.	50,745	242,738
Imdex, Ltd.	150,285	223,289
Immutep, Ltd. (A)	64,335	19,376
Incitec Pivot, Ltd.	79,784	157,696
Infomedia, Ltd.	111,115	123,023
Inghams Group, Ltd.	113,255	267,380
Insignia Financial, Ltd.	153,965	226,422
Integral Diagnostics, Ltd.	61,568	100,052
Ioneer, Ltd. (A)(B)	466,451	67,326
IPH, Ltd.	59,783	247,417
IRESS, Ltd. (A)	44,224	237,909
IVE Group, Ltd.	39,068	50,345
Johns Lyng Group, Ltd.	56,477	212,453
Jumbo Interactive, Ltd.	11,374	123,052
Jupiter Mines, Ltd.	455,380	101,712
Karoon Energy, Ltd. (A)	257,924	311,506
Kelsian Group, Ltd.	43,713	151,432
Kogan.com, Ltd.	15,803	46,377
Lendlease Corp., Ltd.	53,248	212,133
Liberty Financial Group, Ltd.	3,600	9,504
Lifestyle Communities, Ltd.	28,563	237,377
Lovisa Holdings, Ltd.	16,636	378,911
Lycopodium, Ltd.	4,375	35,575
MA Financial Group, Ltd.	20,932	66,913
Macmahon Holdings, Ltd.	496,385	92,504
Macquarie Technology Group, Ltd. (A)	1,647	91,823
Macquarie Technology Group, Ltd., Addistional Offering (A)	65	3,624
Mader Group, Ltd.	4,772	20,388
Magellan Financial Group, Ltd.	30,628	167,758
MaxiPARTS, Ltd.	7,776	9,958
Mayne Pharma Group, Ltd. (A)	20,785	69,874
McMillan Shakespeare, Ltd.	13,928	153,644
Megaport, Ltd. (A)	26,696	243,698
Mesoblast, Ltd. (A)	120,980	90,102
Metals X, Ltd. (A)	195,027	60,960
Metcash, Ltd.	245,338	604,401
Michael Hill International, Ltd.	16,258	4,755
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	12,616
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
MMA Offshore, Ltd. (A)	92,633	$162,429
Monadelphous Group, Ltd.	23,292	215,078
Monash IVF Group, Ltd.	106,644	100,899
Mount Gibson Iron, Ltd. (A)	210,281	58,908
Myer Holdings, Ltd.	160,851	69,829
MyState, Ltd.	29,830	71,361
Nanosonics, Ltd. (A)	60,872	114,777
Navigator Global Investments, Ltd.	51,211	62,855
Netwealth Group, Ltd.	30,596	431,196
New Hope Corp., Ltd.	137,643	456,489
nib holdings, Ltd.	117,095	581,711
Nick Scali, Ltd.	23,090	214,685
Nick Scali, Ltd., Addistional Offering (A)	1,085	10,088
Nickel Industries, Ltd.	334,194	214,976
Nine Entertainment Company Holdings, Ltd.	279,774	263,068
Novonix, Ltd. (A)(B)	46,257	21,440
NRW Holdings, Ltd.	109,290	225,332
Nufarm, Ltd.	90,848	271,602
Objective Corp., Ltd.	4,348	35,939
OceanaGold Corp.	195,148	448,155
OFX Group, Ltd. (A)	76,929	108,673
Omni Bridgeway, Ltd. (A)	82,611	46,376
oOh!media, Ltd.	154,139	146,178
Orora, Ltd.	335,201	459,123
Pacific Current Group, Ltd.	16,873	117,462
Pacific Smiles Group, Ltd.	11,867	15,002
Paladin Energy, Ltd. (A)	25,066	267,969
Panoramic Resources, Ltd. (A)(C)	663,014	15,440
Pantoro, Ltd. (A)	705,904	43,150
Pantoro, Ltd., Addistional Offering (A)	169,612	10,368
Peet, Ltd.	115,617	94,069
Peninsula Energy, Ltd. (A)	150,722	12,119
Peninsula Energy, Ltd., Addistional Offering (A)	75,276	6,053
PeopleIN, Ltd.	17,624	9,161
Perenti, Ltd.	186,413	125,022
Perpetual, Ltd.	20,767	300,444
Perseus Mining, Ltd.	355,176	556,088
PEXA Group, Ltd. (A)	29,724	291,792
Pinnacle Investment Management Group, Ltd.	21,325	188,803
Platinum Asset Management, Ltd.	119,322	81,106
PointsBet Holdings, Ltd. (A)	41,968	14,016
Praemium, Ltd. (A)	110,359	32,744
Premier Investments, Ltd.	19,173	385,513
Probiotec, Ltd.	4,196	8,457
Propel Funeral Partners, Ltd.	10,280	37,353
PSC Insurance Group, Ltd.	27,514	110,848
PWR Holdings, Ltd.	22,435	165,162
QANTM Intellectual Property, Ltd.	11,929	14,311
Ramelius Resources, Ltd.	275,230	360,636
ReadyTech Holdings, Ltd. (A)	11,234	24,533
Red 5, Ltd. (A)	986,670	296,005
Regis Healthcare, Ltd.	40,833	108,003
Regis Resources, Ltd. (A)	193,957	240,199
Resolute Mining, Ltd. (A)	551,907	206,602
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Retail Food Group, Ltd. (A)	331,273	$14,968
Ridley Corp., Ltd.	94,684	132,889
RPMGlobal Holdings, Ltd. (A)	61,685	113,212
Sandfire Resources, Ltd. (A)	120,207	742,719
Select Harvests, Ltd. (A)	34,755	75,641
Servcorp, Ltd.	13,949	38,133
Service Stream, Ltd.	161,772	135,427
Seven West Media, Ltd. (A)	199,696	25,302
SG Fleet Group, Ltd.	32,488	64,112
Shaver Shop Group, Ltd.	21,893	16,598
Sigma Healthcare, Ltd.	346,060	290,073
Silver Lake Resources, Ltd. (A)	238,400	243,759
Silver Mines, Ltd. (A)	104,954	12,944
Sims, Ltd.	41,443	293,891
SmartGroup Corp., Ltd.	34,001	185,950
SolGold PLC (A)(B)	193,333	23,004
Solvar, Ltd.	70,179	44,326
Southern Cross Electrical Engineering, Ltd.	43,054	46,585
Southern Cross Media Group, Ltd.	84,254	39,817
SRG Global, Ltd.	95,903	57,139
St. Barbara, Ltd. (A)	252,512	39,716
Stanmore Resources, Ltd.	6,963	15,226
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,741
Strike Energy, Ltd. (A)(B)	119,467	15,949
Super Retail Group, Ltd.	43,131	378,294
Superloop, Ltd. (A)	117,047	110,707
Syrah Resources, Ltd. (A)(B)	182,876	55,915
Tabcorp Holdings, Ltd.	586,760	241,299
Technology One, Ltd.	22,123	263,505
Telix Pharmaceuticals, Ltd. (A)	3,659	44,432
Temple & Webster Group, Ltd. (A)	23,096	151,084
Ten Sixty Four, Ltd. (A)(C)	77,809	29,509
Terracom, Ltd.	98,531	13,778
The Reject Shop, Ltd.	7,826	18,170
The Star Entertainment Group, Ltd. (A)	603,608	181,912
Tuas, Ltd. (A)	19,635	51,740
Tyro Payments, Ltd. (A)	105,098	56,853
Ventia Services Group Pty, Ltd.	107,359	257,796
Viva Energy Group, Ltd. (D)	59,300	137,957
Webjet, Ltd. (A)	95,453	564,837
West African Resources, Ltd. (A)	254,963	260,039
Westgold Resources, Ltd.	150,966	232,398
Wiluna Mining Corp., Ltd. (A)(C)	10,005	273
Xanadu Mines, Ltd. (A)	6,468	272
Zip Company, Ltd. (A)	18,933	14,576
Austria 1.5%		8,145,598
Addiko Bank AG (A)	1,199	25,776
Agrana Beteiligungs AG	2,985	44,053
ams AG (A)	244,428	394,086
ANDRITZ AG	15,788	948,220
AT&S Austria Technologie & Systemtechnik AG	5,826	134,846
BAWAG Group AG (A)(D)	18,219	1,205,220
CA Immobilien Anlagen AG	9,901	320,357
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Austria (continued)
DO & Company AG	1,700	$258,485
Eurotelesites AG (A)	8,126	32,513
EVN AG	9,287	289,967
Fabasoft AG	1,301	30,983
FACC AG (A)	6,411	49,212
IMMOFINANZ AG (A)	6,983	181,592
Kapsch TrafficCom AG (A)	2,742	26,180
Kontron AG	14,916	354,268
Lenzing AG (A)	4,436	167,823
Mayr Melnhof Karton AG	1,864	231,867
Oesterreichische Post AG	5,671	188,768
Palfinger AG	3,681	96,273
POLYTEC Holding AG	4,411	17,092
Porr AG	4,155	63,025
Raiffeisen Bank International AG	13,523	250,106
RHI Magnesita NV	233	10,206
Rosenbauer International AG (A)	1,314	43,022
Schoeller-Bleckmann Oilfield Equipment AG	2,539	108,207
Semperit AG Holding	2,367	30,299
Telekom Austria AG (A)	35,074	329,968
UBM Development AG (A)	1,455	31,486
UNIQA Insurance Group AG	27,555	246,254
Vienna Insurance Group AG	8,611	276,442
voestalpine AG	26,817	784,905
Wienerberger AG	24,489	919,244
Zumtobel Group AG	8,422	54,853
Belgium 1.5%		8,476,102
Ackermans & van Haaren NV	5,466	969,628
AGFA-Gevaert NV (A)	32,206	42,335
Atenor (A)(B)	5,240	35,105
Azelis Group NV	5,859	124,631
Barco NV	16,205	227,514
Bekaert SA	9,190	433,106
bpost SA	25,672	93,336
Cie d’Entreprises CFE	2,358	19,176
Colruyt Group N.V	13,902	711,014
Deceuninck NV	22,742	63,534
Deme Group NV	1,916	340,681
Econocom Group SA/NV	22,355	58,644
Elia Group SA/NV	2,926	298,022
EVS Broadcast Equipment SA	4,231	139,178
Fagron	17,696	363,468
Galapagos NV (A)	10,447	292,089
Gimv NV	5,273	265,456
Greenyard NV	986	6,870
Immobel SA	1,341	40,080
Ion Beam Applications	4,516	70,825
Jensen-Group NV	1,485	67,159
Kinepolis Group NV	3,114	126,621
Lotus Bakeries NV	75	795,817
Melexis NV	4,694	426,197
Ontex Group NV (A)(B)	16,650	164,541
Orange Belgium SA (A)	4,464	72,076
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Proximus SADP	34,603	$272,800
Recticel SA (B)	11,088	166,575
Sipef NV	1,695	105,269
Solvay SA (B)	14,539	533,518
Tessenderlo Group SA	6,238	172,849
Umicore SA	18,881	373,961
Van de Velde NV	2,367	84,160
VGP NV	2,286	264,019
Viohalco SA	18,237	124,567
What’s Cooking BV	191	16,493
X-Fab Silicon Foundries SE (A)(D)	15,832	114,788
Bermuda 0.2%		1,213,394
Borr Drilling, Ltd. (A)	7,351	50,648
Hiscox, Ltd.	78,654	1,152,687
Northern Ocean, Ltd. (A)	11,312	10,059
Cambodia 0.0%		180,477
NagaCorp, Ltd. (A)	352,534	180,477
Canada 10.7%		60,331,717
5N Plus, Inc. (A)	23,389	99,016
Acadian Timber Corp.	3,534	45,454
ADF Group, Inc.	4,486	57,007
Advantage Energy, Ltd. (A)	43,806	372,509
Aecon Group, Inc.	19,301	232,668
Africa Oil Corp.	25,325	48,496
Ag Growth International, Inc.	4,425	168,825
AGF Management, Ltd., Class B	17,693	108,265
Aimia, Inc. (A)(B)	22,533	46,622
Alamos Gold, Inc., Class A	49,000	819,333
Alaris Equity Partners Income	3,713	42,907
Algoma Central Corp.	5,552	57,681
Algonquin Power & Utilities Corp. (B)	83,663	526,059
Altius Minerals Corp.	11,308	182,611
Altus Group, Ltd.	10,836	373,510
Amerigo Resources, Ltd.	40,400	51,280
Andlauer Healthcare Group, Inc.	4,695	129,178
Andrew Peller, Ltd., Class A (B)	11,193	30,796
Aritzia, Inc. (A)	22,038	550,566
Ascot Resources, Ltd. (A)(B)	44,475	25,453
Atco, Ltd., Class I	18,088	524,478
Athabasca Oil Corp. (A)	150,957	554,895
AtkinsRealis Group, Inc.	3,414	133,609
ATS Corp. (A)	20,791	662,347
Aurora Cannabis, Inc. (A)(B)	1,116	6,894
AutoCanada, Inc. (A)(B)	6,682	100,503
B2Gold Corp.	327,926	923,905
Badger Infrastructure Solutions, Ltd.	11,458	344,089
Ballard Power Systems, Inc. (A)(B)	48,471	149,366
Bausch Health Companies, Inc. (A)	59,355	389,763
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	5,285	34,670
Baytex Energy Corp. (B)	43,031	158,176
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	69,493	316,630
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Bird Construction, Inc.	15,285	$242,909
Black Diamond Group, Ltd.	14,617	84,617
BMTC Group, Inc.	4,096	38,317
Bombardier, Inc., Class A (A)(B)	816	55,116
Bombardier, Inc., Class B (A)	21,173	1,425,307
Bonterra Energy Corp. (A)(B)	1,314	5,100
Boralex, Inc., Class A	21,896	555,694
Boyd Group Services, Inc.	4,839	810,056
Bridgemarq Real Estate Services	2,800	27,960
Calian Group, Ltd.	3,239	131,062
Calibre Mining Corp. (A)	9,615	14,532
Canaccord Genuity Group, Inc. (B)	26,036	177,082
Canacol Energy, Ltd. (B)	7,454	25,103
Canada Goose Holdings, Inc. (A)	12,494	180,588
Canadian Western Bank	27,799	516,636
Canfor Corp. (A)	15,627	171,754
Capital Power Corp.	28,743	829,423
Capstone Copper Corp. (A)(B)	171,933	1,211,018
Cardinal Energy, Ltd. (B)	32,763	169,470
Cargojet, Inc.	540	43,994
Cascades, Inc.	22,215	158,754
Celestica, Inc. (A)	37,167	2,077,711
Centerra Gold, Inc.	49,616	341,100
CES Energy Solutions Corp.	82,664	437,899
China Gold International Resources Corp., Ltd. (A)	90,882	614,126
CI Financial Corp.	24,343	261,299
Cipher Pharmaceuticals, Inc. (A)	2,400	15,425
Cogeco Communications, Inc.	3,530	135,481
Cogeco, Inc.	1,492	51,943
Colliers International Group, Inc.	3,721	417,242
Computer Modelling Group, Ltd. (B)	26,233	259,837
Conifex Timber, Inc. (A)	4,700	1,759
Converge Technology Solutions Corp.	6,681	23,088
Corby Spirit and Wine, Ltd. (B)	3,644	35,158
Corus Entertainment, Inc., B Shares	57,507	20,042
Crew Energy, Inc. (A)	22,300	72,809
Cronos Group, Inc. (A)	31,132	80,632
Definity Financial Corp.	9,708	307,918
Denison Mines Corp. (A)	167,278	403,789
Dentalcorp Holdings, Ltd. (A)	1,097	5,626
Dexterra Group, Inc.	10,134	40,820
Doman Building Materials Group, Ltd.	22,255	117,239
Dorel Industries, Inc., Class B (A)	8,944	46,920
DREAM Unlimited Corp., Class A (B)	7,615	106,156
Dundee Precious Metals, Inc.	50,333	415,456
Dye & Durham, Ltd.	5,618	50,617
Dynacor Group, Inc. (B)	9,900	38,788
E-L Financial Corp., Ltd.	574	480,948
Eldorado Gold Corp. (A)	58,359	943,712
Endeavour Silver Corp. (A)(B)	36,791	146,576
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	5,558
Enerflex, Ltd. (B)	26,535	137,839
Enerplus Corp.	49,148	999,223
Enghouse Systems, Ltd.	12,578	252,308
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Ensign Energy Services, Inc. (A)	38,538	$66,447
EQB, Inc.	8,012	515,068
Equinox Gold Corp. (A)	76,791	416,929
ERO Copper Corp. (A)	15,656	333,348
Evertz Technologies, Ltd.	7,017	75,784
Exchange Income Corp. (B)	5,291	172,051
Exco Technologies, Ltd. (B)	7,690	45,419
Extendicare, Inc. (B)	20,060	109,355
Fiera Capital Corp.	22,079	113,072
Finning International, Inc.	38,284	1,143,506
Firan Technology Group Corp. (A)	3,200	11,904
Firm Capital Mortgage Investment Corp.	7,600	58,215
First Majestic Silver Corp. (B)	70,199	502,691
First Majestic Silver Corp. (New York Stock Exchange)	3,855	27,602
First Mining Gold Corp. (A)(B)	127,000	13,045
First National Financial Corp.	4,698	127,502
Fission Uranium Corp. (A)(B)	139,747	118,938
Fortuna Silver Mines, Inc. (A)	77,243	483,991
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	28,309	300,548
Frontera Energy Corp. (A)	12,044	78,735
Galiano Gold, Inc. (A)(B)	31,531	57,836
Gamehost, Inc.	6,100	46,457
GDI Integrated Facility Services, Inc. (A)	3,700	87,223
Gear Energy, Ltd. (B)	35,000	18,489
Gibson Energy, Inc.	39,059	652,822
goeasy, Ltd.	3,130	419,201
GoGold Resources, Inc. (A)(B)	53,900	63,275
GoldMining, Inc. (A)(B)	22,500	20,305
GoldMoney, Inc. (A)	3,599	20,966
Gran Tierra Energy, Inc. (A)(B)	10,213	94,566
Guardian Capital Group, Ltd., Class A (B)	5,100	167,075
Haivision Systems, Inc. (A)	3,200	10,471
Hammond Manufacturing Company, Ltd., Class A	1,100	8,305
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc.	60,968	341,308
Heroux-Devtek, Inc. (A)	7,892	133,179
High Liner Foods, Inc. (B)	6,893	67,365
HLS Therapeutics, Inc. (A)	2,600	6,791
Hudbay Minerals, Inc.	87,503	853,876
IAMGOLD Corp. (A)	116,414	457,815
Imperial Metals Corp. (A)(B)	22,308	38,791
Information Services Corp.	4,400	83,936
Innergex Renewable Energy, Inc.	39,841	285,299
InPlay Oil Corp. (B)	8,571	14,527
Interfor Corp. (A)	13,729	178,695
International Petroleum Corp. (A)	1,489	19,894
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	25,984	367,630
Jamieson Wellness, Inc. (D)	12,763	250,494
Journey Energy, Inc. (A)(B)	6,200	15,648
K92 Mining, Inc. (A)(B)	12,008	67,135
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)(B)	39,895	161,869
K-Bro Linen, Inc.	3,186	74,802
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Kelt Exploration, Ltd. (A)	43,100	$199,222
Kinaxis, Inc. (A)	626	67,264
Knight Therapeutics, Inc. (A)	22,318	98,249
KP Tissue, Inc.	5,100	30,459
Labrador Iron Ore Royalty Corp.	16,867	373,736
Largo, Inc. (A)(B)	6,650	14,686
Lassonde Industries, Inc., Class A	1,100	111,118
Laurentian Bank of Canada	11,781	215,662
Leon’s Furniture, Ltd.	6,254	100,260
Lightspeed Commerce, Inc. (A)	33,360	483,652
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	10,516	547,886
Lucara Diamond Corp. (A)	124,430	31,497
Lundin Gold, Inc.	24,400	360,374
MAG Silver Corp. (A)	1,117	14,949
Magellan Aerospace Corp.	8,083	47,444
Mainstreet Equity Corp.	1,407	176,609
Major Drilling Group International, Inc. (A)	21,136	154,145
Mandalay Resources Corp. (A)(B)	8,000	13,441
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	20,180	334,618
Martinrea International, Inc.	17,232	151,592
Mattr Corp. (A)	18,609	228,832
MDA Space, Ltd. (A)	8,538	73,794
Medical Facilities Corp.	6,830	61,187
MEG Energy Corp. (A)	9,528	206,855
Melcor Developments, Ltd.	4,800	41,733
Methanex Corp.	15,437	828,056
Morguard Corp.	1,278	104,082
MTY Food Group, Inc.	5,515	178,040
Mullen Group, Ltd.	21,970	209,714
Neo Performance Materials, Inc. (B)	3,800	19,070
New Gold, Inc. (A)	194,483	425,224
NFI Group, Inc. (A)	10,378	117,870
North American Construction Group, Ltd.	8,137	172,418
Northland Power, Inc.	22,177	379,122
Nuvei Corp. (D)	9,154	294,578
NuVista Energy, Ltd. (A)	38,105	381,903
Obsidian Energy, Ltd. (A)	2,964	22,682
Obsidian Energy, Ltd. (NYSE American Exchange) (A)	2,500	19,200
Onex Corp.	5,190	367,921
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	8,800	15,108
Organigram Holdings, Inc. (Nasdaq Exchange) (A)	5,900	10,089
Orla Mining, Ltd. (A)(B)	24,669	104,797
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	49,583
Osisko Gold Royalties, Ltd.	42,683	716,524
Osisko Mining, Inc. (A)	62,228	141,080
Paramount Resources, Ltd., Class A (B)	19,405	466,848
Parex Resources, Inc.	25,904	425,160
Park Lawn Corp.	9,127	111,497
Parkland Corp.	26,458	763,486
Pason Systems, Inc.	23,455	283,776
Peyto Exploration & Development Corp. (B)	54,568	612,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
PHX Energy Services Corp.	11,019	$74,864
Pine Cliff Energy, Ltd. (B)	23,500	18,621
Pizza Pizza Royalty Corp.	7,276	71,108
Polaris Renewable Energy, Inc.	5,843	59,161
Pollard Banknote, Ltd.	3,690	89,939
PrairieSky Royalty, Ltd.	59,494	1,209,567
Precision Drilling Corp. (A)	3,654	272,036
Premium Brands Holdings Corp.	11,007	721,982
Propel Holdings, Inc.	3,388	52,699
Quarterhill, Inc. (A)(B)	40,708	51,671
Quebecor, Inc., Class B	8,624	181,914
Questerre Energy Corp., Class A (A)	41,900	7,224
Real Matters, Inc. (A)	18,312	76,717
Richelieu Hardware, Ltd.	12,354	344,801
Rogers Sugar, Inc.	27,811	118,961
Roots Corp. (A)(B)	3,881	6,378
Russel Metals, Inc.	18,286	490,641
Sandstorm Gold, Ltd.	14,500	81,812
Savaria Corp. (B)	15,677	204,855
Seabridge Gold, Inc. (A)	13,251	210,002
Secure Energy Services, Inc.	90,776	752,609
Sienna Senior Living, Inc.	19,181	202,090
SilverCrest Metals, Inc. (A)	13,258	118,577
Sleep Country Canada Holdings, Inc. (D)	9,309	175,190
Source Energy Services, Ltd. (A)	600	4,561
Spartan Delta Corp. (B)	3,941	12,405
Spin Master Corp. (D)	8,854	188,780
Sprott, Inc.	6,799	305,642
Stelco Holdings, Inc. (B)	7,762	232,128
Stella-Jones, Inc.	17,916	1,069,479
StorageVault Canada, Inc.	5,024	16,624
Strathcona Resources, Ltd. (A)(B)	856	23,043
Superior Plus Corp. (B)	53,057	365,924
Supremex, Inc. (B)	4,000	11,123
Surge Energy, Inc.	3,600	19,255
Taiga Building Products, Ltd. (B)	5,000	12,436
Tamarack Valley Energy, Ltd. (B)	99,174	279,415
Taseko Mines, Ltd. (A)	83,151	227,560
TELUS Corp.	10,846	178,333
TerraVest Industries, Inc.	1,900	103,591
The North West Company, Inc.	15,130	417,950
Tidewater Midstream and Infrastructure, Ltd. (B)	82,265	37,422
Tilray Brands, Inc. (A)	320	575
Timbercreek Financial Corp. (B)	24,474	127,492
Topaz Energy Corp.	8,126	136,651
Torex Gold Resources, Inc. (A)	23,138	364,144
Total Energy Services, Inc.	11,406	79,083
Touchstone Exploration, Inc. (A)(B)	10,000	4,255
TransAlta Corp.	64,956	466,576
Transat AT, Inc. (A)	4,100	9,145
Transcontinental, Inc., Class A	19,292	193,776
Trican Well Service, Ltd.	57,126	187,772
Triple Flag Precious Metals Corp.	8,780	145,007
Trisura Group, Ltd. (A)	9,193	272,023
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Vecima Networks, Inc.	1,797	$25,974
Veren, Inc.	109,396	951,933
Veren, Inc. (New York Stock Exchange)	20,800	181,168
Vermilion Energy, Inc.	40,324	498,817
VersaBank	4,100	39,858
Victoria Gold Corp. (A)	4,906	29,156
Vitalhub Corp. (A)(B)	8,971	45,284
Wajax Corp.	6,547	126,429
Wall Financial Corp. (A)	1,600	24,652
Well Health Technologies Corp. (A)	26,003	71,544
Wesdome Gold Mines, Ltd. (A)	43,261	352,957
Western Copper & Gold Corp. (A)(B)	26,800	35,787
Western Forest Products, Inc. (B)	86,142	31,285
Westshore Terminals Investment Corp.	8,404	142,312
Whitecap Resources, Inc. (B)	99,872	781,859
Winpak, Ltd.	7,636	244,383
Yellow Pages, Ltd. (B)	2,380	15,489
Zenith Capital Corp. (A)	5,300	689
Chile 0.0%		9,321
Marimaca Copper Corp. (A)	3,200	9,321
China 0.0%		61,955
AustAsia Group, Ltd. (A)	17,524	2,232
Bund Center Investment, Ltd.	55,500	15,853
Fosun Tourism Group (A)(B)(D)	36,000	17,502
KRP Development Holdings, Ltd.	45,000	4,212
Xingye Alloy Materials Group, Ltd. (A)	176,000	22,156
Cyprus 0.0%		91,393
Atalaya Mining PLC	15,745	86,956
SD Standard ETC PLC (A)	28,377	4,437
Denmark 2.9%		16,259,874
ALK-Abello A/S (A)	37,407	835,483
Alm Brand A/S	232,683	463,456
Ambu A/S, Class B (A)	34,013	653,030
Bang & Olufsen A/S (A)(B)	32,663	49,387
Bavarian Nordic A/S (A)	18,725	505,273
Better Collective A/S (A)(B)	8,719	202,385
CBrain A/S	2,162	97,222
Chemometec A/S (B)	4,075	217,036
Columbus A/S	26,124	39,428
D/S Norden A/S	6,126	297,448
Dfds A/S	9,145	284,876
FLSmidth & Company A/S	13,263	763,888
Fluegger Group A/S	225	11,700
GN Store Nord A/S (A)(B)	22,821	725,634
H Lundbeck A/S	71,369	392,097
H Lundbeck A/S, A Shares	2,286	11,192
H+H International A/S, Class B (A)	4,376	68,037
Harboes Bryggeri A/S, Class B (A)	1,452	31,171
INVISIO AB	1,893	47,759
ISS A/S (B)	39,474	765,672
Jeudan A/S	3,010	94,093
Jyske Bank A/S	11,236	927,094
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Denmark (continued)
Matas A/S	11,335	$196,209
MT Hoejgaard Holding A/S (A)	339	9,761
Netcompany Group A/S (A)(D)	9,519	419,606
Nilfisk Holding A/S (A)	3,077	67,230
NKT A/S (A)	14,773	1,282,789
NNIT A/S (A)(D)	3,555	56,098
North Media AS	2,487	20,135
NTG Nordic Transport Group A/S (A)(B)	1,517	64,998
Parken Sport & Entertainment A/S	1,870	31,382
Per Aarsleff Holding A/S	5,013	274,688
Ringkjoebing Landbobank A/S	7,000	1,255,887
ROCKWOOL A/S, A Shares	85	35,022
ROCKWOOL A/S, B Shares	597	251,182
Royal Unibrew A/S	12,742	1,047,281
RTX A/S (A)(B)	2,997	43,861
Scandinavian Tobacco Group A/S (D)	14,322	202,051
Schouw & Company A/S	3,259	271,725
Solar A/S, B Shares	1,512	77,983
SP Group A/S	1,662	65,135
Spar Nord Bank A/S	17,890	331,521
Sparekassen Sjaelland-Fyn A/S	3,904	122,907
Sydbank A/S	14,528	774,261
TCM Group A/S (A)	1,441	13,869
Tivoli A/S	691	72,480
Topdanmark A/S	10,983	468,404
UIE PLC	5,980	196,915
Vestjysk Bank A/S	25,591	17,074
Zealand Pharma A/S (A)	11,790	1,106,059
Faeroe Islands 0.0%		31,273
BankNordik P/F	1,415	31,273
Finland 2.3%		12,694,196
Aktia Bank OYJ	12,174	124,984
Alma Media OYJ	11,325	130,337
Anora Group OYJ	2,753	13,931
Apetit OYJ	1,524	23,098
Aspo OYJ	5,505	35,749
Atria OYJ	4,132	43,530
Bittium OYJ	10,462	80,117
Cargotec OYJ, B Shares	8,320	693,433
Citycon OYJ (A)	17,125	79,373
Digia OYJ	7,562	44,693
Elisa OYJ	10,928	509,196
Enento Group OYJ (D)	4,457	87,932
EQ OYJ	1,165	18,130
Finnair OYJ (A)	29,834	92,033
Fiskars OYJ ABP	8,142	146,965
F-Secure OYJ	18,504	45,323
Gofore OYJ	789	22,407
Harvia OYJ	3,999	181,833
Huhtamaki OYJ	21,895	883,244
Ilkka OYJ	9,901	34,244
Incap OYJ (A)	2,230	28,737
Kamux Corp.	8,572	56,834
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Finland (continued)
Kemira OYJ	23,566	$555,464
Kesko OYJ, A Shares	3,498	65,729
Kesko OYJ, B Shares	23,672	430,621
Kojamo OYJ (A)	28,367	311,413
Konecranes OYJ	17,385	1,000,482
Lassila & Tikanoja OYJ	5,954	57,825
Marimekko OYJ	7,820	136,072
Metsa Board OYJ, A Shares	1,067	9,861
Metsa Board OYJ, B Shares	35,043	296,424
Nokian Renkaat OYJ	24,622	226,299
Olvi OYJ, A Shares	3,242	112,460
Oma Saastopankki OYJ	1,470	25,331
Oriola OYJ, A Shares	8,342	9,418
Oriola OYJ, B Shares	18,342	18,980
Orion OYJ, Class A	8,076	334,625
Orion OYJ, Class B	17,165	699,084
Outokumpu OYJ	81,102	336,890
Pihlajalinna OYJ	2,615	26,486
Ponsse OYJ	2,617	69,260
Puuilo OYJ	2,926	33,582
QT Group OYJ (A)(B)	3,412	301,082
Raisio OYJ, V Shares	30,168	63,816
Rapala VMC OYJ (A)	5,592	18,272
Revenio Group OYJ	4,728	144,617
Sanoma OYJ	20,158	164,574
Scanfil OYJ	1,153	9,716
Taaleri OYJ (B)	2,201	20,524
Talenom OYJ (B)	1,935	10,517
Teleste OYJ (A)	3,860	12,310
Terveystalo OYJ (D)	20,703	199,906
TietoEVRY OYJ	23,519	475,220
Tokmanni Group Corp.	13,828	204,488
Vaisala OYJ, A Shares	4,721	203,671
Valmet OYJ (B)	34,522	929,078
Verkkokauppa.com OYJ (A)(B)	6,156	15,144
Wartsila OYJ ABP	79,776	1,672,681
WithSecure OYJ (A)	33,411	40,070
YIT OYJ	29,148	76,081
France 5.1%		28,857,738
ABC arbitrage	2,890	13,291
AKWEL SADIR	2,819	39,681
Alstom SA (B)	8,588	169,044
Altamir	5,040	141,558
Alten SA	7,824	1,008,157
Arkema SA	5,165	529,287
Assystem SA	2,021	126,891
Atos SE (A)(B)	8,172	14,967
Aubay	920	44,942
Axway Software SA	2,311	61,535
Ayvens SA (D)	13,822	103,838
Bastide le Confort Medical (A)(B)	1,264	29,613
Beneteau SACA	9,073	132,795
Boiron SA	1,579	61,753
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
France (continued)
Bonduelle SCA	4,122	$34,900
Bourbon Corp. (A)(C)	1,464	0
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,974
Catana Group	5,106	29,981
CBo Territoria	8,257	33,801
Cegedim SA (A)	1,780	27,823
Cie des Alpes	4,910	85,641
Clariane SE (B)	20,080	70,780
Coface SA	27,153	418,110
Derichebourg SA	27,555	157,081
Ekinops SAS (A)(B)	3,234	14,404
Electricite de Strasbourg SA	351	45,452
Elior Group SA (A)(D)	27,235	109,354
Elis SA	54,077	1,374,863
Equasens	1,219	81,853
Eramet SA	2,149	248,132
Etablissements Maurel et Prom SA	21,880	159,752
Eurazeo SE	11,557	975,530
Eutelsat Communications SACA (A)(B)	33,918	171,647
Exclusive Networks SA (A)	3,871	86,108
Exel Industries SA, A Shares	466	28,824
Fnac Darty SA	3,049	114,659
Foraco International SA	20,584	41,683
Forvia SE	41,507	681,406
Gaumont SA (A)	489	49,926
Gaztransport Et Technigaz SA	8,528	1,244,103
GEA	126	11,032
GL Events SACA	2,052	45,423
Groupe Crit SA	1,108	83,430
Guerbet	1,938	76,761
Haulotte Group SA (A)(B)	3,951	13,563
ID Logistics Group SACA (A)	849	374,212
Imerys SA	8,463	331,674
Infotel SA	1,413	68,354
Interparfums SA	1,017	54,011
IPSOS SA	14,505	1,058,036
Jacquet Metals SACA	3,305	62,739
JCDecaux SE (A)	16,324	387,038
Kaufman & Broad SA	3,623	130,912
La Francaise De L’energie SACA (A)(B)	411	16,936
La Francaise des Jeux SAEM (D)	11,958	430,493
Laurent-Perrier	1,118	151,985
Lectra	1,360	46,110
Linedata Services	308	24,680
LISI SA	4,015	115,467
LNA Sante SA	2,041	56,434
Lumibird (A)(B)	2,952	41,297
Maisons du Monde SA (D)	7,255	41,655
Manitou BF SA	2,473	74,471
Mersen SA	5,599	234,336
Metropole Television SA	6,157	93,765
Neoen SA (D)	9,289	383,139
Nexans SA	7,583	922,901
Nexity SA (A)(B)	10,925	148,831
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
NRJ Group	6,595	$57,245
Oeneo SA	2,485	31,793
Opmobility	13,772	163,695
Pierre Et Vacances SA (A)	26,760	46,044
Pluxee NV (A)	5,086	158,606
Quadient SA	7,870	189,902
Rexel SA	40,343	1,226,015
Robertet SA	59	56,125
Rubis SCA	25,968	925,068
Samse SA	285	59,111
Savencia SA	1,501	89,180
SCOR SE	40,378	1,167,021
SEB SA	5,261	652,132
Seche Environnement SACA	598	68,114
SMCP SA (A)(D)	9,812	27,757
Societe BIC SA	7,307	546,744
Societe LDC SADIR	493	84,279
SOITEC (A)	3,654	448,167
Sopra Steria Group	4,177	992,744
SPIE SA	36,480	1,509,054
Stef SA	1,067	150,476
Synergie SE	3,038	120,432
Technip Energies NV	35,184	851,218
Teleperformance SE (B)	6,247	714,604
Television Francaise 1 SA	12,835	126,392
Thermador Groupe (B)	1,782	173,927
Tikehau Capital SCA	7,030	161,005
Trigano SA	2,442	373,524
Ubisoft Entertainment SA (A)	23,219	567,834
Valeo SE	54,172	670,015
Vallourec SACA (A)	38,555	690,534
Vantiva SA (A)(B)	63,521	9,405
Verallia SA (D)	18,813	778,928
Vetoquinol SA	409	45,338
Vicat SACA	5,093	201,905
VIEL & Cie SA	6,888	79,752
Virbac SACA	329	128,392
Viridien (A)	171,386	119,342
Voltalia SA (A)(B)	2,523	30,192
Vranken-Pommery Monopole SA	923	16,427
Wavestone	1,532	99,476
Gabon 0.0%		34,699
Totalenergies EP Gabon	184	34,699
Georgia 0.1%		316,170
Georgia Capital PLC (A)	5,972	72,599
TBC Bank Group PLC	7,481	243,571
Germany 5.7%		32,243,511
1&1 AG	10,633	202,532
7C Solarparken AG	13,672	47,736
Adesso SE	836	89,916
Adtran Networks SE (A)	1,275	27,817
All for One Group SE	784	52,234
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Germany (continued)
Allgeier SE	2,876	$57,652
AlzChem Group AG	245	11,163
Amadeus Fire AG	1,613	194,714
Atoss Software SE	1,254	319,513
Aurubis AG	8,535	726,163
Auto1 Group SE (A)(D)	18,155	138,335
Basler AG (A)	3,699	47,451
BayWa AG (B)	4,453	109,580
Bechtle AG	24,471	1,194,428
Bertrandt AG	1,677	67,206
Bijou Brigitte AG	1,210	56,081
Bilfinger SE	9,129	500,541
Borussia Dortmund GmbH & Company KGaA (A)	26,247	117,243
BRANICKS Group AG (A)(B)	14,590	39,446
CANCOM SE	10,419	350,025
CECONOMY AG (A)	43,742	148,528
CENIT AG	2,412	32,359
Cewe Stiftung & Company KGAA	1,593	185,951
CompuGroup Medical SE & Company KgaA	7,404	223,142
CTS Eventim AG & Company KGaA	12,399	1,075,632
Data Modul AG	635	22,897
Delivery Hero SE (A)(D)	4,268	130,737
Dermapharm Holding SE	4,930	196,833
Deutsche Beteiligungs AG	4,612	141,248
Deutsche EuroShop AG	519	11,626
Deutsche Pfandbriefbank AG (A)(B)(D)	38,351	239,560
Deutz AG	29,998	171,800
Dr. Hoenle AG (A)(B)	1,598	34,485
Draegerwerk AG & Company KGaA	915	46,542
Duerr AG	14,376	369,302
DWS Group GmbH & Company KGaA (D)	5,589	260,126
Eckert & Ziegler SE	4,205	210,535
Elmos Semiconductor SE	1,618	150,297
ElringKlinger AG (B)	9,007	58,606
Encavis AG (A)	33,373	622,795
Energiekontor AG	1,970	154,679
Evotec SE (A)(B)	14,044	133,308
Fielmann Group AG	6,760	322,083
flatexDEGIRO AG (A)	14,714	225,895
FORTEC Elektronik AG	601	13,246
Fraport AG Frankfurt Airport Services Worldwide (A)	10,028	581,753
Freenet AG	35,635	929,351
Friedrich Vorwerk Group SE	722	13,008
FUCHS SE	8,183	308,015
GEA Group AG	31,503	1,318,826
Gerresheimer AG	10,784	1,235,317
Gesco SE	3,093	61,193
GFT Technologies SE	6,077	178,285
GRENKE AG	2,025	47,758
H&R GmbH & Company KGaA	6,074	32,177
Hamburger Hafen und Logistik AG (A)	9,289	162,111
Hawesko Holding SE	828	27,309
Heidelberger Druckmaschinen AG (A)(B)	82,182	104,097
HelloFresh SE (A)(B)	38,315	230,166
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Hensoldt AG	10,475	$427,070
HOCHTIEF AG	4,648	507,313
Hornbach Holding AG & Company KGaA	2,589	218,278
HUGO BOSS AG (B)	15,276	808,602
Indus Holding AG	4,664	136,945
Init Innovation in Traffic Systems SE	2,239	96,196
Instone Real Estate Group SE (D)	11,939	120,318
IVU Traffic Technologies AG	1,803	28,881
Jenoptik AG	14,234	426,901
JOST Werke SE (D)	3,523	177,279
K+S AG	45,391	668,431
KION Group AG	14,991	709,199
Kloeckner & Company SE	974	6,471
Knaus Tabbert AG (B)	893	44,820
Koenig & Bauer AG (A)	4,359	65,627
Krones AG	3,928	539,524
KSB SE & Company KGaA	73	55,117
KWS Saat SE & Company KGaA (B)	2,984	205,223
LANXESS AG	22,897	620,362
LEG Immobilien SE	16,206	1,441,262
Leifheit AG	2,841	51,986
Mediclin AG (A)	8,179	25,894
Medios AG (A)	1,742	27,117
METRO AG (B)	31,305	167,078
MLP SE	22,937	160,049
Mutares SE & Company KGaA	1,600	73,129
Nagarro SE (A)	2,361	207,693
New Work SE	869	56,554
Nexus AG	273	17,062
Norma Group SE	9,011	179,196
OHB SE (A)	2,007	95,338
PATRIZIA SE	12,544	109,524
Pfeiffer Vacuum Technology AG (A)	269	46,704
PNE AG	4,027	65,286
ProSiebenSat.1 Media SE	40,871	339,741
Puma SE	16,980	881,802
PVA TePla AG (A)	5,294	107,665
PWO AG	386	13,207
q.beyond AG (A)	10,199	9,928
R Stahl AG (A)	823	18,759
SAF-Holland SE	11,092	213,239
Salzgitter AG	8,146	202,580
Secunet Security Networks AG	413	64,399
SGL Carbon SE (A)	17,099	131,830
Siltronic AG	4,840	394,321
Sirius Real Estate, Ltd.	317,444	397,709
Sixt SE	3,676	302,752
SMA Solar Technology AG	3,759	198,970
Stabilus SE	7,850	489,626
Stemmer Imaging AG	270	9,406
STRATEC SE (B)	1,576	81,922
Stroeer SE & Company KGaA	9,415	671,676
Suedzucker AG	16,417	251,403
SUESS MicroTec SE	6,541	391,567
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Surteco Group SE	2,163	$39,449
TAG Immobilien AG (A)	53,108	829,779
Takkt AG	7,217	92,099
TeamViewer SE (A)(D)	35,026	444,038
Technotrans SE	2,893	62,755
thyssenkrupp AG	135,595	672,041
TUI AG (A)	4,460	30,871
United Internet AG	16,656	394,808
USU Software AG	468	9,377
Verbio SE (B)	5,645	139,053
Vossloh AG	2,886	152,184
Wacker Chemie AG	2,715	303,100
Wacker Neuson SE	8,576	156,170
Washtec AG	4,217	184,934
Westwing Group SE (A)	3,087	28,328
Wuestenrot & Wuerttembergische AG	8,066	120,348
Zeal Network SE	1,663	63,892
Greece 0.0%		118,557
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	36
Okeanis Eco Tankers Corp. (A)(D)	3,343	118,521
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		29,082
GronlandsBANKEN A/S	313	29,082
Hong Kong 1.8%		10,340,589
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	46,297
Allied Group, Ltd. (A)	360,000	69,342
Analogue Holdings, Ltd.	44,000	5,633
APAC Resources, Ltd.	242,182	36,873
Asia Financial Holdings, Ltd.	94,000	43,354
Asia Standard International Group, Ltd. (A)	236,000	12,767
ASMPT, Ltd.	57,400	686,450
Associated International Hotels, Ltd.	26,000	17,600
BOCOM International Holdings Company, Ltd. (A)	346,000	13,983
Bright Smart Securities & Commodities Group, Ltd.	132,000	29,822
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	0
Build King Holdings, Ltd.	150,000	19,565
Burwill Holdings, Ltd. (A)(C)	1,216,000	0
Cafe de Coral Holdings, Ltd.	78,000	82,192
Century City International Holdings, Ltd. (A)	452,000	11,205
Chevalier International Holdings, Ltd.	45,524	25,963
China Best Group Holding, Ltd. (A)	294,000	3,998
China Energy Development Holdings, Ltd. (A)	2,938,000	39,573
China Motor Bus Company, Ltd.	6,400	45,373
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	44,819
Chinese Estates Holdings, Ltd. (A)	183,500	28,413
Chinney Investments, Ltd.	36,000	3,779
Chow Sang Sang Holdings International, Ltd.	92,000	96,305
Chuang’s China Investments, Ltd. (A)	90,000	1,445
Chuang’s Consortium International, Ltd. (A)	340,021	18,263
CITIC Telecom International Holdings, Ltd.	382,000	125,457
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
C-MER Eye Care Holdings, Ltd. (A)	114,000	$43,159
Convoy Global Holdings, Ltd. (A)(C)	630,000	0
Cowell e Holdings, Inc. (A)	48,000	130,869
Crystal International Group, Ltd. (D)	51,500	29,650
CSC Holdings, Ltd. (A)	4,597,500	15,908
CSI Properties, Ltd.	1,976,333	22,790
Dah Sing Banking Group, Ltd.	112,848	97,818
Dah Sing Financial Holdings, Ltd.	46,744	137,565
DFI Retail Group Holdings, Ltd.	13,700	25,278
Dickson Concepts International, Ltd.	63,500	39,653
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	43,283
Eagle Nice International Holdings, Ltd.	46,000	28,691
EC Healthcare	82,000	15,979
EcoGreen International Group, Ltd. (A)(C)	76,000	16,618
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor International Holdings, Ltd.	508,250	25,080
Emperor Watch & Jewellery, Ltd.	1,270,000	28,478
ENM Holdings, Ltd. (A)	368,000	17,883
Esprit Holdings, Ltd. (A)	525,375	15,052
ESR Group, Ltd. (B)(D)	98,200	138,530
Fairwood Holdings, Ltd.	30,500	31,565
Far East Consortium International, Ltd.	400,275	58,953
First Pacific Company, Ltd.	532,000	255,699
FSE Lifestyle Services, Ltd.	13,000	9,392
Genting Hong Kong, Ltd. (A)(C)	550,000	1
Giordano International, Ltd. (B)	259,708	64,853
Glorious Sun Enterprises, Ltd.	146,000	16,824
Golden Resources Development International, Ltd.	298,000	16,566
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	808
GR Life Style Company, Ltd. (A)	184,000	9,735
Great Eagle Holdings, Ltd.	55,874	87,980
G-Resources Group, Ltd.	114,080	38,271
Guotai Junan International Holdings, Ltd.	744,600	55,351
Hang Lung Group, Ltd.	179,000	198,978
Hang Lung Properties, Ltd.	28,000	25,503
Hanison Construction Holdings, Ltd.	143,631	10,066
Hao Tian International Construction Investment Group, Ltd. (A)(B)	136,000	14,769
Harbour Centre Development, Ltd. (A)	37,500	28,089
HKBN, Ltd.	190,500	63,004
HKR International, Ltd.	361,840	60,588
Hon Kwok Land Investment Company, Ltd.	64,000	13,499
Hong Kong Ferry Holdings Company, Ltd.	64,000	36,215
Hong Kong Technology Venture Company, Ltd. (A)(B)	130,000	28,365
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	7,177
Hongkong Chinese, Ltd. (A)	224,000	9,345
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	0
Hutchison Port Holdings Trust	945,900	117,354
Hutchison Telecommunications Hong Kong Holdings, Ltd.	366,000	45,486
Hysan Development Company, Ltd.	148,000	229,474
International Housewares Retail Company, Ltd.	95,000	15,701
IPE Group, Ltd. (A)	220,000	14,039
ITC Properties Group, Ltd. (A)	136,252	8,710
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
Jacobson Pharma Corp., Ltd.	176,000	$13,311
Johnson Electric Holdings, Ltd.	89,210	136,595
K Wah International Holdings, Ltd. (B)	295,000	69,976
Kader Holdings Company, Ltd. (A)	14,000	525
Karrie International Holdings, Ltd.	180,000	15,928
Keck Seng Investments Hong Kong, Ltd.	19,000	5,761
Kerry Logistics Network, Ltd.	82,000	94,215
Kerry Properties, Ltd.	129,000	233,284
Kingmaker Footwear Holdings, Ltd.	54,000	6,133
Kowloon Development Company, Ltd.	64,000	46,683
Lai Sun Development Company, Ltd. (A)	127,179	10,229
Lai Sun Garment International, Ltd. (A)	70,269	6,033
Langham Hospitality Investments, Ltd. (A)	390,250	48,454
Lerthai Group, Ltd. (A)(C)	18,000	2,048
Lippo China Resources, Ltd. (A)	102,800	9,220
Lippo, Ltd. (A)	31,250	3,279
Liu Chong Hing Investment, Ltd.	76,000	43,692
Luk Fook Holdings International, Ltd.	93,000	228,321
Man Wah Holdings, Ltd.	332,400	276,685
Mandarin Oriental International, Ltd.	48,800	83,588
MH Development, Ltd. (A)(C)	124,000	0
Miramar Hotel & Investment	86,000	110,840
Modern Dental Group, Ltd.	87,000	50,889
National Electronics Holdings	88,000	6,584
National United Resources Holdings, Ltd. (A)	109,000	1,103
New World Development Company, Ltd.	134,000	145,549
Nissin Foods Company, Ltd. (B)	43,000	26,572
NWS Holdings, Ltd.	331,000	282,420
Oriental Watch Holdings	84,378	36,879
Oshidori International Holdings, Ltd. (A)	1,540,200	29,971
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,150,000	404,842
Pacific Textiles Holdings, Ltd.	204,000	39,436
Paliburg Holdings, Ltd. (A)	101,380	10,284
Paradise Entertainment, Ltd. (A)	52,000	5,928
PC Partner Group, Ltd.	56,000	23,056
PCCW, Ltd.	876,773	469,531
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	87,000	26,092
Pico Far East Holdings, Ltd.	254,000	54,873
Playmates Holdings, Ltd.	640,000	46,805
Plover Bay Technologies, Ltd.	88,000	32,561
PT International Development Company, Ltd. (A)	679,990	4,952
Public Financial Holdings, Ltd.	126,000	20,650
Realord Group Holdings, Ltd. (A)(B)	30,000	20,264
Regal Hotels International Holdings, Ltd. (A)	117,200	40,402
Regina Miracle International Holdings, Ltd. (D)	67,000	22,514
Sa Sa International Holdings, Ltd. (A)	146,000	14,598
SAS Dragon Holdings, Ltd.	84,000	41,622
SEA Holdings, Ltd. (B)	68,484	13,178
Shangri-La Asia, Ltd. (A)	280,000	197,050
Shun Tak Holdings, Ltd. (A)	385,250	37,130
Singamas Container Holdings, Ltd.	270,000	25,300
SITC International Holdings Company, Ltd.	51,000	130,829
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
SJM Holdings, Ltd. (A)	266,000	$97,242
SmarTone Telecommunications Holdings, Ltd.	73,089	34,150
Solomon Systech International, Ltd. (A)	266,000	11,971
Soundwill Holdings, Ltd.	39,500	31,366
Stella International Holdings, Ltd.	123,000	232,969
Sun Hung Kai & Company, Ltd.	129,318	39,949
SUNeVision Holdings, Ltd.	173,000	59,774
TAI Cheung Holdings, Ltd.	115,000	47,365
Tan Chong International, Ltd.	63,000	10,507
Television Broadcasts, Ltd. (A)	105,800	48,110
Texhong International Group, Ltd. (A)	42,000	23,686
Texwinca Holdings, Ltd.	264,000	34,919
The Bank of East Asia, Ltd.	176,508	233,165
The Hongkong & Shanghai Hotels, Ltd.	116,523	91,010
Theme International Holdings, Ltd.	350,000	26,019
Town Health International Medical Group, Ltd.	308,000	11,236
Tradelink Electronic Commerce, Ltd.	186,000	21,180
Transport International Holdings, Ltd.	90,631	102,910
United Laboratories International Holdings, Ltd.	210,500	242,032
Up Energy Development Group, Ltd. (A)(C)	898,000	1,481
Upbest Group, Ltd.	8,000	748
Value Partners Group, Ltd. (B)	249,000	54,401
Valuetronics Holdings, Ltd.	86,150	39,965
Vedan International Holdings, Ltd.	168,000	10,966
Vitasoy International Holdings, Ltd.	180,000	153,652
Vobile Group, Ltd. (A)(B)	60,000	9,700
VSTECS Holdings, Ltd.	158,400	93,276
VTech Holdings, Ltd.	36,200	259,575
Wai Kee Holdings, Ltd. (A)	72,000	7,754
Wang On Group, Ltd.	1,780,000	9,077
Wealthink AI-Innovation Capital, Ltd. (A)	228,000	3,461
Wing On Company International, Ltd.	28,000	43,320
Wing Tai Properties, Ltd.	118,000	32,908
Xinyi Glass Holdings, Ltd.	168,000	208,174
Yue Yuen Industrial Holdings, Ltd.	179,000	330,949
Yunfeng Financial Group, Ltd. (A)	46,000	5,478
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	16,365
Ireland 0.5%		2,793,555
C&C Group PLC	100,495	219,019
Cairn Homes PLC	108,646	197,726
COSMO Pharmaceuticals NV (A)	2,339	183,820
Dalata Hotel Group PLC	25,673	117,617
FBD Holdings PLC	7,166	104,865
Glanbia PLC	35,989	739,645
Glenveagh Properties PLC (A)(D)	59,988	90,204
Grafton Group PLC, CHESS Depositary Interest	50,127	640,285
Greencore Group PLC (A)	141,228	317,843
Hostelworld Group PLC (A)(D)	15,666	30,655
Irish Continental Group PLC	20,593	123,785
Permanent TSB Group Holdings PLC (A)	16,886	28,091
Isle of Man 0.1%		491,576
Playtech PLC (A)	70,189	428,992
Strix Group PLC (B)	62,220	62,584
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Israel 1.2%		$6,505,028
Adgar Investment and Development, Ltd. (A)	21,013	25,921
Afcon Holdings, Ltd. (A)	677	16,837
AFI Properties, Ltd. (A)	4,473	195,194
Africa Israel Residences, Ltd.	1,267	75,119
Airport City, Ltd. (A)	1	8
Alarum Technologies, Ltd. (A)	4,602	17,347
Allot, Ltd. (A)	10,164	22,071
Alrov Properties and Lodgings, Ltd. (A)	2,069	81,645
Arad, Ltd.	2,993	39,567
Ashdod Refinery, Ltd.	2,625	52,431
Ashtrom Group, Ltd. (A)	1	7
AudioCodes, Ltd.	3,792	37,882
Aura Investments, Ltd.	38,484	133,015
Automatic Bank Services, Ltd.	2,098	7,783
Avgol Industries 1953, Ltd. (A)	33,538	11,348
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	79,518
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	113,232
Blue Square Real Estate, Ltd.	1,082	78,019
Brainsway, Ltd. (A)	3,324	10,046
Carasso Motors, Ltd.	7,344	35,809
Cellcom Israel, Ltd. (A)	25,533	101,024
Ceragon Networks, Ltd. (A)	14,289	37,580
Clal Biotechnology Industries, Ltd. (A)	0	0
Clal Insurance Enterprises Holdings, Ltd. (A)	13,426	219,450
Compugen, Ltd. (A)	11,211	26,794
Danel Adir Yeoshua, Ltd.	1,164	106,996
Delek Automotive Systems, Ltd.	4,942	26,501
Delta Galil, Ltd.	1,996	89,699
Delta Israel Brands, Ltd.	611	10,590
Dor Alon Energy in Israel 1988, Ltd. (A)	1,475	30,258
Doral Group Renewable Energy Resources, Ltd. (A)	4,703	14,024
Duniec Brothers, Ltd. (A)	388	19,812
El Al Israel Airlines (A)	11,807	16,049
Electra Consumer Products 1970, Ltd. (A)	2,312	49,426
Electra Real Estate, Ltd.	5,828	53,684
Energix-Renewable Energies, Ltd.	1	3
Equital, Ltd. (A)	5,300	152,160
First International Bank of Israel, Ltd.	1	24
FMS Enterprises Migun, Ltd.	748	29,838
Formula Systems 1985, Ltd.	2,005	155,174
Fox Wizel, Ltd.	510	38,953
Gilat Satellite Networks, Ltd. (A)	9,149	50,532
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,190
Globrands, Ltd.	85	9,927
Hamat Group, Ltd.	3,347	9,884
Hilan, Ltd.	1,604	90,614
IDI Insurance Company, Ltd.	1,968	57,490
IES Holdings, Ltd. (A)	762	41,548
Ilex Medical, Ltd.	1,319	23,206
Inrom Construction Industries, Ltd.	25,840	75,494
Isracard, Ltd.	37,464	130,107
Israel Canada T.R, Ltd.	7,374	25,992
Israel Land Development Company, Ltd. (A)	5,117	43,312
Isras Investment Company, Ltd.	423	82,978
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Issta, Ltd. (A)	1,875	$37,983
Kamada, Ltd. (A)	7,673	39,992
Kardan Real Estate Enterprise & Development, Ltd.	14,670	17,234
Kerur Holdings, Ltd.	1,291	21,990
Klil Industries, Ltd. (A)	300	15,133
Kvutzat Acro, Ltd.	2,687	26,541
Lapidoth Capital, Ltd.	581	8,374
Levinstein Properties, Ltd.	1,350	19,842
M Yochananof & Sons, Ltd.	1,229	64,437
Magic Software Enterprises, Ltd.	6,930	73,822
Malam - Team, Ltd.	2,400	39,506
Matrix IT, Ltd.	3,827	76,113
Max Stock, Ltd.	6,001	15,795
Maytronics, Ltd.	1,544	7,965
Mediterranean Towers, Ltd.	22,244	48,452
Mega Or Holdings, Ltd.	5,251	126,617
Meitav Investment House, Ltd.	8,133	38,609
Menora Mivtachim Holdings, Ltd.	3,650	93,997
Meshulam Levinstein Contracting & Engineering, Ltd.	125	8,961
Migdal Insurance & Financial Holdings, Ltd.	50,342	60,296
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,455	53,793
Mizrahi Tefahot Bank, Ltd.	1	25
Naphtha Israel Petroleum Corp., Ltd. (A)	9,918	53,101
Nawi Group, Ltd.	4,915	34,890
Nayax, Ltd. (A)	703	18,172
Neto Malinda Trading, Ltd. (A)	532	8,127
Next Vision Stabilized Systems, Ltd.	4,588	70,784
Nexxen International, Ltd. (A)	17,934	60,113
Nexxen International, Ltd., ADR (A)	1,500	9,900
Novolog, Ltd.	76,556	32,306
Oil Refineries, Ltd.	591,341	160,886
One Software Technologies, Ltd.	9,249	127,002
OY Nofar Energy, Ltd. (A)	1,820	44,713
Palram Industries 1990, Ltd.	2,911	39,050
Partner Communications Company, Ltd. (A)	31,614	147,755
Paz Oil Company, Ltd.	2,112	214,513
Perion Network, Ltd. (A)	3,971	50,057
Plasson Industries, Ltd.	710	27,169
Plus500, Ltd.	24,493	697,656
Prashkovsky Investments and Construction, Ltd.	929	20,649
Priortech, Ltd. (A)	2,299	126,783
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	102,813
Retailors, Ltd.	2,095	43,077
Sano-Brunos Enterprises, Ltd.	577	53,343
Scope Metals Group, Ltd. (A)	1,864	60,368
Shikun & Binui, Ltd. (A)	14,193	29,484
Summit Real Estate Holdings, Ltd.	9,400	109,672
Tadiran Group, Ltd.	651	38,932
Tamar Petroleum, Ltd. (D)	14,321	83,495
Tel Aviv Stock Exchange, Ltd.	15,875	109,270
Telsys, Ltd.	899	47,987
Tiv Taam Holdings 1, Ltd.	11,851	17,223
Tower Semiconductor, Ltd. (A)	1	24
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Victory Supermarket Chain, Ltd.	2,484	$32,392
YD More Investments, Ltd.	4,219	9,441
YH Dimri Construction & Development, Ltd.	937	72,290
Italy 4.4%		24,514,087
A2A SpA	411,108	865,989
Abitare In SpA	2,502	12,892
ACEA SpA	11,100	210,152
Amplifon SpA	10,164	375,692
Anima Holding SpA (D)	79,382	424,237
Aquafil SpA (A)	5,089	17,326
Arnoldo Mondadori Editore SpA	34,841	89,004
Ascopiave SpA	15,722	38,173
Avio SpA	3,244	41,949
Azimut Holding SpA	31,315	834,133
Banca Generali SpA	14,812	622,109
Banca IFIS SpA	6,155	135,540
Banca Mediolanum SpA	20,715	238,494
Banca Monte dei Paschi di Siena SpA	246,684	1,332,609
Banca Popolare di Sondrio SpA	179,908	1,410,288
Banca Profilo SpA (B)	121,842	27,881
Banca Sistema SpA (D)	14,130	25,051
Banco BPM SpA	7,923	57,164
Banco di Desio e della Brianza SpA	13,389	76,119
BasicNet SpA	3,403	13,427
BFF Bank SpA (D)	21,120	210,718
Biesse SpA	1,347	17,597
BPER Banca SpA	264,063	1,421,111
Brembo NV	37,583	436,606
Brunello Cucinelli SpA	8,701	878,848
Buzzi SpA	29,399	1,242,948
Cairo Communication SpA	11,864	26,839
Carel Industries SpA (D)	10,756	203,803
Cementir Holding NV	17,059	187,204
CIR SpA-Compagnie Industriali (A)	185,613	112,834
Credito Emiliano SpA	21,346	223,247
Danieli & C Officine Meccaniche SpA	3,458	138,833
Danieli & C Officine Meccaniche SpA, Savings Shares	10,269	309,508
De’ Longhi SpA	3,423	120,470
doValue SpA (A)(B)(D)	11,526	30,488
Elica SpA	10,005	20,163
Emak SpA	21,737	28,347
Enav SpA (D)	29,762	122,365
ERG SpA	712	19,951
Esprinet SpA (A)	7,769	41,879
Eurotech SpA (A)(B)	2,935	4,084
Fila SpA	5,080	51,338
FNM SpA	72,366	40,955
Garofalo Health Care SpA (A)	6,031	33,439
Gefran SpA	1,600	14,530
Geox SpA (A)(B)	22,422	15,488
GPI SpA	784	10,519
Hera SpA	207,079	764,367
Illimity Bank SpA	13,329	75,558
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy (continued)
IMMSI SpA (B)	75,963	$40,721
Intercos SpA	802	13,895
Interpump Group SpA	18,747	884,177
Iren SpA	163,174	336,124
Italgas SpA	124,590	664,802
Italmobiliare SpA	3,035	98,359
Iveco Group NV	46,119	553,007
Leonardo SpA	72,123	1,855,137
LU-VE SpA	2,562	69,680
Maire SpA	49,836	410,861
MFE-MediaForEurope NV, Class A	37,889	130,109
MFE-MediaForEurope NV, Class B	12,247	55,747
Moltiply Group SpA	4,497	184,500
Newlat Food SpA (A)	1,582	14,043
Openjobmetis Spa agenzia per il lavoro (A)	4,189	74,651
Orsero SpA	2,504	35,458
OVS SpA (D)	53,222	158,235
Pharmanutra SpA (B)	1,031	55,275
Piaggio & C SpA	39,172	121,284
Piovan SpA (D)	1,138	15,219
Pirelli & C. SpA (D)	75,882	504,554
RAI Way SpA (D)	21,130	119,746
Reply SpA	5,614	775,381
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	37,808
Sabaf SpA	2,928	56,904
SAES Getters SpA	1,076	31,176
Safilo Group SpA (A)	50,543	64,312
Salcef Group SpA	543	15,093
Salvatore Ferragamo SpA (B)	13,934	141,998
Sanlorenzo SpA	454	20,940
Saras SpA	170,118	301,593
Sesa SpA	1,890	219,130
Sogefi SpA	18,590	59,342
SOL SpA	8,803	321,195
Tamburi Investment Partners SpA	23,545	241,193
Technogym SpA (D)	36,421	369,172
Telecom Italia SpA (A)(B)	1,798,581	474,115
The Italian Sea Group SpA	991	10,281
Unieuro SpA (D)	3,490	36,596
Unipol Gruppo SpA	100,521	1,036,290
Webuild SpA	63,047	144,711
Wiit SpA	587	11,478
Zignago Vetro SpA	7,436	97,529
Japan 22.4%		126,308,003
&Do Holdings Company, Ltd.	2,600	19,560
A&D HOLON Holdings Company, Ltd.	6,900	128,695
Achilles Corp.	3,200	33,020
AD Works Group Company, Ltd.	10,540	15,541
Adastria Company, Ltd.	6,340	146,419
ADEKA Corp.	20,091	431,903
Ad-sol Nissin Corp.	2,800	28,843
Adtec Plasma Technology Company, Ltd.	1,400	12,897
Advan Group Company, Ltd.	5,800	36,485
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Japan (continued)
Advanced Media, Inc.	1,400	$10,413
Adventure, Inc.	600	17,743
Aeon Delight Company, Ltd.	4,700	122,660
Aeon Fantasy Company, Ltd.	2,200	30,849
AEON Financial Service Company, Ltd.	14,900	125,157
Aeon Hokkaido Corp.	7,700	45,727
Aeon Kyushu Company, Ltd.	900	15,726
Agro-Kanesho Company, Ltd.	2,800	20,986
Ahresty Corp.	4,700	22,057
Ai Holdings Corp.	8,400	132,429
Aica Kogyo Company, Ltd.	12,700	279,468
Aichi Corp.	6,400	47,378
Aichi Financial Group, Inc.	2,190	38,056
Aichi Steel Corp.	2,600	62,028
Aichi Tokei Denki Company, Ltd.	2,400	32,974
Aida Engineering, Ltd.	11,400	65,174
Aiful Corp.	58,500	150,898
Ain Holdings, Inc.	6,700	249,720
Ainavo Holdings Company, Ltd.	2,400	19,570
Aiphone Company, Ltd.	2,800	52,347
Airport Facilities Company, Ltd.	9,200	35,251
Airtrip Corp. (B)	4,600	37,395
Aisan Industry Company, Ltd.	8,500	73,992
AIT Corp.	2,300	26,332
Aizawa Securities Group Company, Ltd.	6,600	84,129
Ajis Company, Ltd.	1,600	24,734
Akatsuki Corp.	6,800	20,718
Akatsuki, Inc.	1,900	24,884
Akebono Brake Industry Company, Ltd. (A)	25,300	23,082
Albis Company, Ltd.	2,200	37,019
Alconix Corp.	8,400	77,783
Alinco, Inc.	5,400	37,925
Alleanza Holdings Company, Ltd.	2,600	18,534
Alpen Company, Ltd.	3,800	48,679
Alpha Corp.	2,500	22,053
Alpha Systems, Inc.	500	9,013
Alps Alpine Company, Ltd.	41,200	388,562
Alps Logistics Company, Ltd.	5,000	180,229
Altech Corp.	4,330	70,484
Amano Corp.	14,100	338,966
Amiyaki Tei Company, Ltd.	1,000	40,053
Amuse, Inc.	3,900	40,236
Amvis Holdings, Inc.	5,200	65,797
Anabuki Kosan, Inc.	1,000	14,078
Anest Iwata Corp.	9,100	79,584
AnGes, Inc. (A)	6,300	1,844
Anicom Holdings, Inc.	19,300	75,754
AOI Electronics Company, Ltd.	1,600	27,912
AOKI Holdings, Inc.	8,400	67,876
Aoyama Trading Company, Ltd.	11,200	110,649
Aoyama Zaisan Networks Company, Ltd.	5,700	49,617
Aozora Bank, Ltd. (B)	12,100	182,533
Arakawa Chemical Industries, Ltd.	5,800	41,012
Arata Corp.	7,700	157,849
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Araya Industrial Company, Ltd.	1,200	$39,732
ARCLANDS Corp.	11,211	137,079
Arcs Company, Ltd.	11,184	211,094
ARE Holdings, Inc.	18,600	243,585
Arealink Company, Ltd.	2,400	46,995
Argo Graphics, Inc.	5,000	133,429
Arisawa Manufacturing Company, Ltd.	9,500	94,018
Artience Company, Ltd.	8,900	190,604
Artnature, Inc.	6,300	32,877
As One Corp.	7,600	120,864
Asahi Company, Ltd.	5,200	47,172
Asahi Diamond Industrial Company, Ltd.	12,000	67,550
Asahi Intelligence Service Company, Ltd.	600	5,485
Asahi Kogyosha Company, Ltd.	4,000	35,186
Asahi Net, Inc.	6,800	28,196
Asahi Printing Company, Ltd.	3,100	18,909
Asahi Yukizai Corp.	3,200	97,971
Asanuma Corp.	3,500	79,908
Asax Company, Ltd.	4,100	21,965
Ashimori Industry Company, Ltd.	1,599	25,209
Asia Pile Holdings Corp.	7,600	48,219
ASKA Pharmaceutical Holdings Company, Ltd.	5,200	77,982
ASKUL Corp.	10,400	147,530
Astena Holdings Company, Ltd.	12,400	38,078
Asti Corp.	700	14,079
Atrae, Inc. (A)	5,200	22,565
Aucnet, Inc.	3,600	53,960
Autobacs Seven Company, Ltd.	16,900	165,376
Avant Group Corp.	6,000	50,733
Avex, Inc.	8,700	66,425
Axial Retailing, Inc.	16,400	104,735
Axxzia, Inc.	1,300	8,124
Axyz Company, Ltd.	500	10,059
AZ-COM MARUWA Holdings, Inc.	10,100	77,025
Bando Chemical Industries, Ltd.	8,200	95,338
Bank of the Ryukyus, Ltd.	9,600	78,207
Base Company, Ltd.	1,800	33,638
Beauty Garage, Inc.	2,200	29,261
Belc Company, Ltd.	2,700	126,441
Bell System24 Holdings, Inc.	7,800	79,720
Belluna Company, Ltd.	13,500	61,713
Bengo4.com, Inc. (A)(B)	2,000	34,778
Bic Camera, Inc.	22,300	222,810
B-Lot Company, Ltd.	3,400	19,458
BML, Inc.	5,200	92,786
Bookoff Group Holdings, Ltd. (B)	2,900	28,557
Bourbon Corp.	2,600	38,549
Br. Holdings Corp.	9,900	22,378
BrainPad, Inc.	5,100	36,004
Bull-Dog Sauce Company, Ltd.	2,800	35,223
Bunka Shutter Company, Ltd.	11,300	130,648
Business Brain Showa-Ota, Inc.	2,300	31,165
Business Engineering Corp.	1,500	32,258
BuySell Technologies Company, Ltd.	500	10,052
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
C Uyemura & Company, Ltd.	2,500	$165,079
CAC Holdings Corp.	3,500	42,880
Canon Electronics, Inc.	5,500	80,457
Careerlink Company, Ltd.	1,500	22,354
Carenet, Inc.	4,800	15,802
Carlit Holdings Company, Ltd.	5,500	42,785
Casio Computer Company, Ltd.	1,100	8,202
Cawachi, Ltd.	4,000	73,966
CellSource Company, Ltd. (B)	1,800	14,620
Celsys, Inc.	10,300	54,658
Central Automotive Products, Ltd. (B)	3,200	101,484
Central Glass Company, Ltd.	5,486	125,310
Central Security Patrols Company, Ltd.	2,600	48,614
Central Sports Company, Ltd.	2,400	38,265
Change Holdings, Inc.	4,800	38,095
Charm Care Corp. KK	5,400	53,321
Chilled & Frozen Logistics Holdings Company, Ltd.	5,000	154,735
Chino Corp.	2,500	42,477
Chiyoda Company, Ltd.	7,200	41,632
Chiyoda Corp. (A)	39,000	71,701
Chiyoda Integre Company, Ltd.	2,500	46,395
Chofu Seisakusho Company, Ltd.	4,700	68,053
Chori Company, Ltd.	3,100	70,099
Chubu Shiryo Company, Ltd.	6,400	65,587
Chudenko Corp.	7,000	146,072
Chuetsu Pulp & Paper Company, Ltd.	3,300	32,769
Chugai Ro Company, Ltd.	2,400	49,600
Chugin Financial Group, Inc.	36,900	398,928
Chugoku Marine Paints, Ltd.	9,300	118,026
Chuo Gyorui Company, Ltd.	300	5,640
Chuo Spring Company, Ltd.	6,400	41,745
Chuo Warehouse Company, Ltd.	2,600	19,302
CI Takiron Corp.	10,900	50,899
Citizen Watch Company, Ltd.	47,200	306,570
CKD Corp.	13,600	266,375
CK-San-Etsu Company, Ltd.	800	19,481
Cleanup Corp.	7,100	32,489
CMK Corp.	10,800	41,237
COLOPL, Inc.	17,900	65,176
Colowide Company, Ltd.	19,300	244,737
Computer Engineering & Consulting, Ltd.	1,800	19,898
Computer Institute of Japan, Ltd.	14,610	42,535
Comture Corp.	6,600	75,497
COOKPAD, Inc. (A)	7,200	8,462
Core Corp.	2,100	25,099
Corona Corp.	5,000	29,235
Cosel Company, Ltd.	6,600	57,671
Cota Company, Ltd.	5,801	53,533
CRE, Inc.	4,200	35,094
Create Restaurants Holdings, Inc.	28,600	197,548
Create SD Holdings Company, Ltd.	6,900	148,008
Creek & River Company, Ltd.	3,400	36,556
Cresco, Ltd.	4,200	65,276
CrowdWorks, Inc. (A)	2,000	11,452
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
CTI Engineering Company, Ltd.	2,500	$79,918
CTS Company, Ltd.	7,600	36,662
Cube System, Inc.	4,500	31,781
Curves Holdings Company, Ltd.	14,300	67,644
Cyber Security Cloud, Inc. (A)	1,500	21,786
Cybozu, Inc.	7,000	77,246
Dai Nippon Toryo Company, Ltd.	4,900	38,891
Daicel Corp.	11,600	117,520
Dai-Dan Company, Ltd.	6,500	135,424
Daido Kogyo Company, Ltd.	1,500	8,003
Daido Metal Company, Ltd.	13,000	49,688
Daido Steel Company, Ltd.	22,900	231,388
Daihatsu Diesel Manufacturing Company, Ltd.	5,000	52,564
Daiho Corp.	1,600	34,701
Dai-Ichi Cutter Kogyo KK	1,200	11,371
Daiichi Jitsugyo Company, Ltd.	4,800	72,346
Daiichi Kensetsu Corp.	800	11,452
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	4,200	22,978
Daiichikosho Company, Ltd.	12,000	125,605
Daiken Medical Company, Ltd.	5,000	17,147
Daiki Aluminium Industry Company, Ltd.	7,500	63,290
Daikoku Denki Company, Ltd. (B)	2,000	46,222
Daikokutenbussan Company, Ltd.	1,000	54,508
Daikyonishikawa Corp.	12,300	54,666
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,600	74,974
Daio Paper Corp.	17,300	97,575
Daiseki Company, Ltd.	10,080	207,625
Daiseki Eco. Solution Company, Ltd.	1,400	9,152
Daishi Hokuetsu Financial Group, Inc.	10,100	324,093
Daishinku Corp.	5,200	23,020
Daisue Construction Company, Ltd.	2,300	26,085
Daito Pharmaceutical Company, Ltd.	4,895	69,420
Daitron Company, Ltd.	2,800	56,142
Daiwa Industries, Ltd.	7,700	74,855
Daiwabo Holdings Company, Ltd.	21,000	371,520
DCM Holdings Company, Ltd.	26,820	260,876
Dear Life Company, Ltd.	7,700	42,445
Demae-Can Company, Ltd. (A)(B)	8,400	12,978
DeNA Company, Ltd.	18,700	175,246
Denka Company, Ltd.	10,400	146,935
Densan System Holdings Company, Ltd.	2,200	35,304
Dentsu Soken, Inc.	1,800	58,997
Denyo Company, Ltd.	4,200	71,472
Dexerials Corp.	12,700	534,757
DIC Corp.	19,000	393,525
Digital Arts, Inc.	3,100	69,682
Digital Hearts Holdings Company, Ltd.	3,200	19,831
Digital Holdings, Inc.	3,700	24,366
Digital Information Technologies Corp.	2,800	30,179
Dip Corp.	9,700	161,181
DKK Company, Ltd.	2,400	31,902
DKK-Toa Corp.	2,500	13,683
DKS Company, Ltd.	3,000	73,637
Doshisha Company, Ltd.	6,600	93,559
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Double Standard, Inc.	2,100	$22,445
Doutor Nichires Holdings Company, Ltd.	7,993	109,679
Dowa Holdings Company, Ltd.	7,500	276,859
DTS Corp.	9,900	263,352
Duskin Company, Ltd.	10,600	245,961
DyDo Group Holdings, Inc.	4,500	73,261
Eagle Industry Company, Ltd.	6,100	73,298
EAT&HOLDINGS Company, Ltd.	1,800	23,651
Ebara Foods Industry, Inc.	2,200	40,382
Ebara Jitsugyo Company, Ltd.	2,300	50,802
Ebase Company, Ltd.	8,000	35,358
Eco’s Company, Ltd.	2,200	31,986
EDION Corp. (B)	16,500	165,197
eGuarantee, Inc.	9,600	82,231
Eiken Chemical Company, Ltd.	10,700	142,634
Eizo Corp.	4,100	130,513
Elan Corp.	8,900	48,140
Elecom Company, Ltd.	10,700	105,577
Elematec Corp.	4,900	62,866
EM Systems Company, Ltd.	4,100	16,360
Endo Lighting Corp.	1,100	11,352
en-japan, Inc.	7,400	126,347
Enomoto Company, Ltd.	900	8,443
Enplas Corp. (B)	1,600	74,760
Entrust, Inc.	3,300	16,884
eRex Company, Ltd. (A)(B)	9,100	40,326
ERI Holdings Company, Ltd.	1,000	14,992
ES-Con Japan, Ltd.	11,200	74,213
Eslead Corp.	1,500	39,483
ESPEC Corp.	4,600	95,760
Eternal Hospitality Group Company, Ltd.	600	14,642
Exedy Corp.	7,900	129,802
EXEO Group, Inc.	29,800	305,753
Ezaki Glico Company, Ltd.	12,600	325,853
F&M Company, Ltd.	2,400	23,076
FALCO HOLDINGS Company, Ltd.	2,400	35,335
Fancl Corp.	11,100	139,618
FCC Company, Ltd.	10,400	148,650
FDK Corp. (A)	5,300	24,166
Feed One Company, Ltd.	4,808	27,776
Felissimo Corp.	1,900	11,073
Ferrotec Holdings Corp.	12,100	206,857
Fibergate, Inc.	2,500	19,828
FIDEA Holdings Company, Ltd.	5,140	54,520
Financial Partners Group Company, Ltd.	10,400	136,018
FINDEX, Inc.	3,900	24,748
First Juken Company, Ltd.	1,900	12,751
Fixstars Corp.	7,200	84,917
FJ Next Holdings Company, Ltd.	5,200	40,871
Focus Systems Corp.	2,900	20,450
Food & Life Companies, Ltd.	22,200	403,669
Forum Engineering, Inc.	5,600	31,470
Forval Corp.	1,600	14,216
Foster Electric Company, Ltd.	5,700	63,852
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
FP Corp.	5,400	$83,892
FP Partner, Inc.	300	7,980
France Bed Holdings Company, Ltd.	7,500	56,487
Freebit Company, Ltd.	3,500	31,490
Freund Corp.	3,000	15,842
FTGroup Company, Ltd.	3,000	21,984
Fudo Tetra Corp.	3,220	51,552
Fuji Corp. (Aichi)	18,500	299,419
Fuji Corp. (Miyagi)	2,900	34,229
Fuji Corp., Ltd.	8,700	41,777
Fuji Kosan Company, Ltd.	800	8,534
Fuji Kyuko Company, Ltd.	5,600	108,575
Fuji Oil Company, Ltd.	9,700	32,218
Fuji Oil Holdings, Inc.	10,200	160,807
Fuji Pharma Company, Ltd.	4,500	42,572
Fuji Seal International, Inc.	11,100	170,517
Fujibo Holdings, Inc.	2,800	82,333
Fujicco Company, Ltd.	5,100	59,831
Fujikura Composites, Inc.	4,400	38,180
Fujikura Kasei Company, Ltd.	9,600	33,339
Fujimi, Inc.	11,400	216,717
Fujimori Kogyo Company, Ltd.	3,800	105,070
Fujisash Company, Ltd.	25,200	13,930
Fujishoji Company, Ltd.	2,400	17,749
Fujita Kanko, Inc. (A)	800	32,151
Fujitsu General, Ltd.	7,800	107,068
Fujiya Company, Ltd.	2,800	44,462
FuKoKu Company, Ltd.	3,000	40,166
Fukuda Corp.	1,700	60,569
Fukuda Denshi Company, Ltd.	4,100	161,365
Fukui Computer Holdings, Inc.	3,200	45,355
Fukushima Galilei Company, Ltd.	3,200	123,642
Fukuyama Transporting Company, Ltd.	5,400	129,813
FULLCAST Holdings Company, Ltd.	5,200	47,970
Fumakilla, Ltd.	1,500	11,651
Funai Soken Holdings, Inc.	9,730	136,111
Furukawa Company, Ltd.	7,100	89,722
Furukawa Electric Company, Ltd.	17,500	471,970
Furuno Electric Company, Ltd.	6,200	81,126
Furuya Metal Company, Ltd.	1,000	82,146
Furyu Corp.	5,600	37,038
Fuso Chemical Company, Ltd.	4,800	117,487
Fuso Pharmaceutical Industries, Ltd.	2,500	36,581
Futaba Corp. (A)	11,457	37,815
Futaba Industrial Company, Ltd.	14,000	80,480
Future Corp.	11,300	108,893
Fuyo General Lease Company, Ltd.	1,200	95,184
G-7 Holdings, Inc.	5,700	57,522
Gakken Holdings Company, Ltd.	8,100	50,659
Gakkyusha Company, Ltd.	2,400	31,906
Gecoss Corp.	4,100	25,826
Genki Sushi Company, Ltd.	2,100	41,483
Genky DrugStores Company, Ltd.	2,100	75,880
Geo Holdings Corp.	6,600	72,968
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Gift Holdings, Inc.	1,600	$29,656
Giken, Ltd.	100	1,202
GL Sciences, Inc.	2,800	54,782
GLOBERIDE, Inc.	4,300	57,012
Glory, Ltd.	10,100	176,389
GMO Financial Gate, Inc.	400	15,963
GMO Financial Holdings, Inc.	9,400	47,205
GMO GlobalSign Holdings KK	1,600	29,906
GMO internet group, Inc.	6,900	109,155
GNI Group, Ltd. (A)	5,500	77,401
Godo Steel, Ltd.	2,300	76,883
Goldcrest Company, Ltd.	5,770	88,178
Grandy House Corp.	5,700	21,123
Gree, Inc.	12,600	41,160
Gremz, Inc.	2,600	37,476
GS Yuasa Corp.	17,000	361,235
GSI Creos Corp.	2,200	30,610
G-Tekt Corp.	6,100	76,232
Gun-Ei Chemical Industry Company, Ltd.	1,900	38,804
GungHo Online Entertainment, Inc.	10,800	181,743
Gunze, Ltd.	4,100	140,090
H.U. Group Holdings, Inc.	13,600	217,316
H2O Retailing Corp. (B)	24,400	387,224
Hagihara Industries, Inc.	4,100	40,415
Hagiwara Electric Holdings Company, Ltd.	2,200	56,320
Hakudo Company, Ltd.	2,400	44,423
Hakuto Company, Ltd.	2,800	90,842
Halows Company, Ltd.	2,700	74,943
Hamakyorex Company, Ltd.	4,300	110,833
Handsman Company, Ltd.	1,300	7,627
Hanwa Company, Ltd.	8,100	343,889
Happinet Corp.	4,600	103,765
Hard Off Corp. Company, Ltd.	3,000	38,938
Harima Chemicals Group, Inc.	4,000	22,491
Harmonic Drive Systems, Inc.	500	13,354
Hashimoto Sogyo Holdings Company, Ltd.	2,400	20,864
Hazama Ando Corp.	42,500	307,846
Heiwa Corp.	14,600	187,600
Heiwa Real Estate Company, Ltd.	6,500	156,937
Heiwado Company, Ltd.	7,300	110,266
Hennge KK (A)	4,800	30,837
Hibiya Engineering, Ltd.	4,700	93,977
Hiday Hidaka Corp.	1,400	26,392
HI-LEX Corp.	5,700	56,171
Himacs, Ltd.	1,100	9,635
Hino Motors, Ltd. (A)	27,600	77,263
Hioki EE Corp.	2,800	126,278
Hirakawa Hewtech Corp.	3,600	31,746
Hirano Tecseed Company, Ltd.	3,200	37,740
Hirata Corp.	1,600	70,978
Hirogin Holdings, Inc.	65,100	530,336
Hirose Tusyo, Inc.	600	13,841
Hiroshima Electric Railway Company, Ltd. (A)	100	475
Hiroshima Gas Company, Ltd.	16,200	39,459
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
HIS Company, Ltd. (A)	900	$9,829
Hisaka Works, Ltd.	5,200	34,072
Hisamitsu Pharmaceutical Company, Inc.	3,400	80,764
Hitachi Zosen Corp.	41,280	292,243
Hochiki Corp.	3,700	53,022
Hodogaya Chemical Company, Ltd.	1,700	55,101
Hogy Medical Company, Ltd.	4,200	105,551
Hokkaido Coca-Cola Bottling Company, Ltd.	1,600	27,980
Hokkaido Electric Power Company, Inc.	44,700	469,359
Hokkaido Gas Company, Ltd.	4,200	98,858
Hokkan Holdings, Ltd.	2,600	27,488
Hokko Chemical Industry Company, Ltd.	5,300	51,975
Hokkoku Financial Holdings, Inc.	4,800	160,160
Hokuetsu Corp. (B)	30,700	239,378
Hokuetsu Industries Company, Ltd.	5,700	80,604
Hokuhoku Financial Group, Inc.	28,300	409,504
Hokuriku Electric Industry Company, Ltd.	3,100	27,657
Hokuriku Electric Power Company (A)	44,600	329,579
Hokuriku Electrical Construction Company, Ltd.	3,940	28,826
Hokuto Corp.	5,900	68,269
H-One Company, Ltd.	7,700	45,411
Honeys Holdings Company, Ltd.	4,560	48,210
Honma Golf, Ltd. (D)	30,500	13,019
Hoosiers Holdings Company, Ltd.	6,500	45,344
Hosiden Corp.	10,600	135,307
Hosokawa Micron Corp.	3,100	85,046
Hotland Company, Ltd.	3,000	51,398
House Foods Group, Inc.	1,100	20,260
Howa Machinery, Ltd.	5,300	27,233
HS Holdings Company, Ltd.	4,400	26,494
IBJ, Inc.	7,700	29,443
Ichiken Company, Ltd.	2,300	37,920
Ichikoh Industries, Ltd.	7,200	25,754
Ichinen Holdings Company, Ltd.	5,400	57,233
Ichiyoshi Securities Company, Ltd.	9,100	48,050
Icom, Inc.	1,600	31,077
ID Holdings Corp.	4,050	36,570
IDEA Consultants, Inc.	700	10,562
IDEC Corp.	7,700	135,703
IDOM, Inc.	15,400	131,506
Iino Kaiun Kaisha, Ltd.	17,800	148,382
I’ll, Inc.	2,300	38,571
IMAGICA GROUP, Inc.	5,400	18,397
Imasen Electric Industrial	1,900	7,578
i-mobile Company, Ltd.	3,900	11,786
Imuraya Group Company, Ltd.	2,700	44,234
Inaba Denki Sangyo Company, Ltd.	12,900	318,489
Inaba Seisakusho Company, Ltd.	3,100	38,004
Inabata & Company, Ltd.	9,100	193,995
Inageya Company, Ltd.	1,600	11,998
I-NE Company, Ltd.	1,800	18,367
Ines Corp.	4,100	44,254
i-Net Corp.	3,600	53,354
Infocom Corp.	6,200	192,054
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Innotech Corp.	2,900	$31,871
Insource Company, Ltd.	14,000	86,663
Intage Holdings, Inc.	2,832	25,557
Integrated Design & Engineering Holdings Company, Ltd.	3,700	102,007
Intelligent Wave, Inc.	2,900	19,619
Inter Action Corp.	3,100	28,968
Inui Global Logistics Company, Ltd. (B)	2,800	19,339
I-PEX, Inc.	3,300	42,115
IPS, Inc.	1,300	18,053
IR Japan Holdings, Ltd.	2,500	19,755
Iriso Electronics Company, Ltd.	5,100	98,317
I’rom Group Company, Ltd.	2,100	37,336
ISB Corp.	2,600	23,228
Ise Chemicals Corp.	600	92,476
Iseki & Company, Ltd.	5,200	33,729
Ishihara Chemical Company, Ltd.	3,600	42,461
Ishihara Sangyo Kaisha, Ltd.	8,500	88,715
Ishii Iron Works Company, Ltd.	900	16,001
Ishizuka Glass Company, Ltd.	1,000	18,333
Istyle, Inc. (A)	17,400	50,383
ITFOR, Inc.	6,800	60,059
ITmedia, Inc.	3,500	40,664
Ito En, Ltd.	5,000	119,637
Itochu Enex Company, Ltd.	14,500	142,332
Itochu-Shokuhin Company, Ltd.	1,500	68,293
Itoham Yonekyu Holdings, Inc.	7,120	187,868
Itoki Corp.	9,500	93,137
IwaiCosmo Holdings, Inc.	6,100	86,806
Iwaki Company, Ltd.	2,600	42,372
Iwatsuka Confectionery Company, Ltd.	3,000	48,622
Iyogin Holdings, Inc.	18,600	175,443
Izumi Company, Ltd.	8,400	180,314
J Trust Company, Ltd. (B)	17,900	46,706
JAC Recruitment Company, Ltd.	19,200	81,699
Jaccs Company, Ltd.	5,400	167,257
Jade Group, Inc. (A)	3,100	33,619
JAFCO Group Company, Ltd.	14,200	161,732
JANOME Corp.	6,500	28,294
Japan Aviation Electronics Industry, Ltd.	12,600	196,182
Japan Communications, Inc. (A)	36,000	42,317
Japan Electronic Materials Corp.	1,300	28,537
Japan Elevator Service Holdings Company, Ltd.	17,100	310,137
Japan Foundation Engineering Company, Ltd.	6,600	25,343
Japan Hospice Holdings, Inc. (A)	600	5,712
Japan Lifeline Company, Ltd.	16,000	116,217
Japan Material Company, Ltd.	16,100	199,795
Japan Medical Dynamic Marketing, Inc.	4,900	19,401
Japan Oil Transportation Company, Ltd.	700	13,106
Japan Petroleum Exploration Company, Ltd.	5,100	214,725
Japan Property Management Center Company, Ltd.	4,300	32,942
Japan Pulp & Paper Company, Ltd.	3,100	119,579
Japan Pure Chemical Company, Ltd.	1,000	20,565
Japan Securities Finance Company, Ltd.	22,600	237,665
Japan System Techniques Company, Ltd.	2,400	25,242
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Transcity Corp.	11,700	$65,140
Japan Wool Textile Company, Ltd.	12,200	105,054
JBCC Holdings, Inc.	3,600	72,173
JCR Pharmaceuticals Company, Ltd.	3,300	12,090
JCU Corp.	5,300	124,203
JDC Corp.	1,900	5,614
Jeol, Ltd.	7,600	327,466
JFE Systems, Inc.	1,500	31,989
JIG-SAW, Inc. (A)	1,100	27,551
JINS Holdings, Inc.	3,100	72,987
JINUSHI Company, Ltd.	3,600	53,653
JK Holdings Company, Ltd.	4,600	30,584
J-Lease Company, Ltd.	1,800	13,552
JM Holdings Company, Ltd.	3,700	70,460
JMS Company, Ltd.	7,500	25,442
J-Oil Mills, Inc.	5,300	65,368
Joshin Denki Company, Ltd.	4,800	80,671
Joyful Honda Company, Ltd.	13,300	179,694
JP-Holdings, Inc.	14,400	47,415
JSB Company, Ltd.	3,200	56,585
JSP Corp.	4,200	58,043
Juki Corp.	9,100	28,823
Juroku Financial Group, Inc.	7,700	234,853
Justsystems Corp.	7,800	138,275
JVCKenwood Corp.	39,028	215,581
K&O Energy Group, Inc.	3,200	80,628
Kadoya Sesame Mills, Inc.	400	9,231
Kaga Electronics Company, Ltd.	4,500	164,414
Kagome Company, Ltd.	6,800	154,513
Kakaku.com, Inc.	9,900	119,849
Kaken Pharmaceutical Company, Ltd.	6,100	138,647
Kakiyasu Honten Company, Ltd.	2,600	42,959
Kamakura Shinsho, Ltd.	7,600	26,685
Kameda Seika Company, Ltd.	3,700	93,609
Kamei Corp.	6,800	89,168
Kanaden Corp.	3,400	34,853
Kanagawa Chuo Kotsu Company, Ltd.	1,600	30,873
Kanamic Network Company, Ltd.	200	646
Kanamoto Company, Ltd.	8,300	139,560
Kandenko Company, Ltd.	23,500	279,699
Kaneka Corp.	12,800	344,437
Kaneko Seeds Company, Ltd.	3,900	34,990
Kanematsu Corp.	19,800	339,705
Kanemi Company, Ltd.	1,000	20,846
Kanto Denka Kogyo Company, Ltd.	11,900	66,739
Kaonavi, Inc. (A)	700	6,399
Kappa Create Company, Ltd.	1,000	10,454
Katakura Industries Company, Ltd.	5,300	70,114
Katitas Company, Ltd.	11,900	121,072
Kato Sangyo Company, Ltd.	5,800	153,158
Kato Works Company, Ltd.	3,800	31,680
Kawada Technologies, Inc.	3,900	67,648
Kawai Musical Instruments Manufacturing Company, Ltd.	1,400	28,040
KeePer Technical Laboratory Company, Ltd.	3,300	79,929
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Keihanshin Building Company, Ltd.	8,500	$83,909
KEIWA, Inc.	3,400	33,473
KEL Corp.	1,900	20,836
Kenko Mayonnaise Company, Ltd.	3,300	39,212
KeyHolder, Inc.	1,100	6,428
KFC Holdings Japan, Ltd.	3,900	160,925
KH Neochem Company, Ltd.	7,900	113,709
Kibun Foods, Inc.	3,800	28,681
Kimura Chemical Plants Company, Ltd.	5,900	26,187
Kimura Unity Company, Ltd.	1,200	13,573
King Company, Ltd.	2,300	9,878
Kintetsu Department Store Company, Ltd.	1,100	14,964
Kissei Pharmaceutical Company, Ltd.	7,300	146,568
Ki-Star Real Estate Company, Ltd.	2,800	60,408
Kitagawa Corp.	3,400	30,293
Kitano Construction Corp.	1,500	34,723
Kitz Corp.	16,800	120,701
Koa Corp.	9,400	88,613
Koa Shoji Holdings Company, Ltd.	2,400	10,973
Koatsu Gas Kogyo Company, Ltd.	7,400	43,398
Kobe Electric Railway Company, Ltd.	1,600	28,425
Kohnan Shoji Company, Ltd.	5,800	155,019
Kohsoku Corp.	3,200	45,588
Kojima Company, Ltd.	8,400	46,849
Kokuyo Company, Ltd.	19,673	338,557
Komatsu Matere Company, Ltd.	7,300	34,169
Komatsu Wall Industry Company, Ltd.	1,800	37,235
KOMEDA Holdings Company, Ltd.	11,600	195,227
Komehyo Holdings Company, Ltd.	1,600	43,482
Komeri Company, Ltd.	7,700	183,117
Komori Corp.	11,024	89,959
Konaka Company, Ltd.	10,500	20,042
Kondotec, Inc.	4,300	35,810
Konica Minolta, Inc.	93,200	279,914
Konishi Company, Ltd.	14,600	113,988
Konoike Transport Company, Ltd.	6,800	97,703
Konoshima Chemical Company, Ltd.	1,800	17,391
Kosaido Holdings Company, Ltd.	15,000	58,658
Koshidaka Holdings Company, Ltd.	5,000	26,675
Kotobuki Spirits Company, Ltd.	10,500	116,145
Kotobukiya Company, Ltd. (B)	900	10,381
Kozo Keikaku Engineering, Inc.	1,500	39,222
KPP Group Holdings Company, Ltd.	11,900	62,571
Krosaki Harima Corp.	5,200	102,837
KRS Corp.	4,500	33,925
K’s Holdings Corp.	35,200	326,457
KU Holdings Company, Ltd.	3,500	26,832
Kumagai Gumi Company, Ltd.	7,700	177,087
Kumiai Chemical Industry Company, Ltd.	15,690	76,893
Kunimine Industries Company, Ltd.	2,100	15,131
Kurabo Industries, Ltd.	3,000	87,679
Kureha Corp.	10,400	190,737
Kurimoto, Ltd.	2,700	85,987
Kuriyama Holdings Corp.	5,400	44,315
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kusuri no Aoki Holdings Company, Ltd.	11,100	$225,446
KVK Corp.	1,500	17,195
KYB Corp.	4,200	145,791
Kyodo Printing Company, Ltd.	1,700	38,581
Kyoei Steel, Ltd.	5,500	74,815
Kyokuto Boeki Kaisha, Ltd.	2,600	28,329
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	152,847
Kyokuto Securities Company, Ltd.	7,300	67,762
Kyokuyo Company, Ltd.	2,200	52,884
Kyorin Pharmaceutical Company, Ltd.	11,000	120,035
Kyoritsu Maintenance Company, Ltd.	14,400	283,960
Kyosan Electric Manufacturing Company, Ltd.	11,600	43,891
Kyowa Electronic Instruments Company, Ltd.	7,300	20,622
Kyudenko Corp.	1,400	57,009
Kyushu Leasing Service Company, Ltd.	3,800	27,200
LA Holdings Company, Ltd.	700	19,141
LAC Company, Ltd.	4,100	19,748
Lacto Japan Company, Ltd.	2,600	47,085
LEC, Inc.	7,000	54,820
Leopalace21 Corp.	44,200	147,882
Life Corp.	5,200	135,827
Lifedrink Company, Inc.	700	24,254
LIFULL Company, Ltd.	22,900	23,838
LIKE, Inc.	3,100	30,698
Link And Motivation, Inc.	13,400	37,157
Lintec Corp.	10,200	210,767
Litalico, Inc.	6,600	72,223
Look Holdings, Inc.	1,600	28,232
M&A Capital Partners Company, Ltd.	4,300	59,096
Mabuchi Motor Company, Ltd.	21,000	325,164
Macromill, Inc.	10,500	59,237
Maeda Kosen Company, Ltd.	5,200	104,225
Maezawa Industries, Inc.	5,000	42,979
Maezawa Kasei Industries Company, Ltd.	3,500	41,380
Maezawa Kyuso Industries Company, Ltd.	4,200	36,279
Makino Milling Machine Company, Ltd.	5,115	218,914
Management Solutions Company, Ltd.	2,500	28,068
Mandom Corp.	10,000	75,965
Mani, Inc.	18,700	222,445
MarkLines Company, Ltd.	3,100	62,023
Mars Group Holdings Corp.	2,300	49,811
Marubun Corp.	4,600	36,372
Marudai Food Company, Ltd.	5,000	53,426
Maruha Nichiro Corp.	9,981	207,994
Maruichi Steel Tube, Ltd.	11,700	279,172
MARUKA FURUSATO Corp.	1,853	25,786
Marusan Securities Company, Ltd.	13,061	84,444
Maruwa Company, Ltd.	500	112,321
Maruzen Company, Ltd.	2,700	54,577
Maruzen Showa Unyu Company, Ltd.	3,400	112,320
Marvelous, Inc.	7,400	28,420
Matching Service Japan Company, Ltd.	3,100	19,975
Matsuda Sangyo Company, Ltd.	3,620	65,330
Matsui Construction Company, Ltd.	6,100	31,670
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Matsui Securities Company, Ltd.	31,600	$162,767
Max Company, Ltd.	6,200	147,677
Maxell, Ltd.	10,600	112,824
Maxvalu Tokai Company, Ltd.	2,600	50,488
MCJ Company, Ltd.	17,900	156,729
MEC Company, Ltd.	5,300	147,169
Media Do Company, Ltd.	2,600	23,981
Medical Data Vision Company, Ltd.	8,300	28,210
Medical System Network Company, Ltd.	6,600	26,981
Medikit Company, Ltd.	1,400	25,354
Medius Holdings Company, Ltd.	2,500	13,969
Medley, Inc. (A)	1,800	38,340
MedPeer, Inc.	4,500	16,840
Megachips Corp.	4,300	115,576
Megmilk Snow Brand Company, Ltd.	11,500	186,215
Meidensha Corp.	9,217	251,860
Meiho Facility Works, Ltd.	1,400	7,892
Meiji Electric Industries Company, Ltd.	2,800	30,017
Meiji Shipping Group Company, Ltd.	3,100	14,310
Meiko Electronics Company, Ltd.	5,000	224,990
Meisei Industrial Company, Ltd.	7,700	63,676
MEITEC Group Holdings, Inc.	18,100	361,047
Meito Sangyo Company, Ltd.	3,500	40,537
Meiwa Corp.	8,200	37,516
Melco Holdings, Inc.	2,100	46,822
Menicon Company, Ltd.	16,500	136,917
Mercari, Inc. (A)	16,000	187,545
MetaReal Corp. (A)	1,800	11,926
METAWATER Company, Ltd.	6,900	86,746
Micronics Japan Company, Ltd.	6,500	239,780
Midac Holdings Company, Ltd.	2,500	24,098
Mie Kotsu Group Holdings, Inc.	14,200	53,024
Mikuni Corp.	8,400	21,683
Milbon Company, Ltd.	7,420	160,705
Mimaki Engineering Company, Ltd.	900	10,444
Mimasu Semiconductor Industry Company, Ltd.	3,700	87,156
Ministop Company, Ltd.	4,200	42,234
Miraial Company, Ltd.	1,800	18,075
MIRAIT ONE Corp.	24,120	293,092
Mirarth Holdings, Inc.	22,700	69,408
Miroku Jyoho Service Company, Ltd.	5,200	58,407
Mitani Corp.	14,400	129,213
Mitani Sangyo Company, Ltd.	8,100	18,506
Mitani Sekisan Company, Ltd.	2,400	87,327
Mito Securities Company, Ltd.	11,300	39,297
Mitsuba Corp.	8,700	60,305
Mitsubishi Kakoki Kaisha, Ltd.	1,900	49,598
Mitsubishi Logisnext Company, Ltd.	8,400	82,787
Mitsubishi Logistics Corp.	3,600	118,633
Mitsubishi Materials Corp.	8,200	160,222
Mitsubishi Pencil Company, Ltd.	7,500	111,875
Mitsubishi Research Institute, Inc.	2,500	74,693
Mitsubishi Shokuhin Company, Ltd.	4,500	149,435
Mitsubishi Steel Manufacturing Company, Ltd.	3,300	32,287
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mitsuboshi Belting, Ltd.	3,600	$100,236
Mitsui DM Sugar Holdings Company, Ltd.	4,100	83,144
Mitsui E&S Company, Ltd.	24,800	233,047
Mitsui High-Tec, Inc.	1,800	80,861
Mitsui Matsushima Holdings Company, Ltd.	3,200	95,353
Mitsui Mining & Smelting Company, Ltd.	14,000	452,940
Mitsui-Soko Holdings Company, Ltd.	5,000	137,297
Mitsuuroko Group Holdings Company, Ltd.	8,600	74,688
Miura Company, Ltd.	8,800	181,985
Mixi, Inc.	8,600	156,758
Miyaji Engineering Group, Inc.	2,100	60,861
Miyoshi Oil & Fat Company, Ltd.	2,600	22,347
Mizuho Leasing Company, Ltd.	35,000	237,779
Mizuho Medy Company, Ltd.	1,300	28,527
Mizuno Corp.	5,000	260,242
Mochida Pharmaceutical Company, Ltd.	5,300	102,405
Modec, Inc. (A)	3,400	58,367
Monex Group, Inc.	45,400	225,834
Morinaga & Company, Ltd.	18,400	294,292
Morinaga Milk Industry Company, Ltd.	17,400	359,473
Moriroku Holdings Company, Ltd.	2,700	47,933
Morita Holdings Corp.	8,200	95,146
Morito Company, Ltd.	5,900	54,917
Morozoff, Ltd.	2,000	55,001
Mory Industries, Inc.	1,200	41,079
MrMax Holdings, Ltd.	8,700	37,242
Mugen Estate Company, Ltd.	4,300	31,529
m-up Holdings, Inc.	8,800	70,426
Murakami Corp.	1,700	49,402
Musashi Seimitsu Industry Company, Ltd.	12,700	139,755
Nabtesco Corp.	18,300	299,408
NAC Company, Ltd.	7,000	23,658
Nachi-Fujikoshi Corp.	3,500	77,277
Nafco Company, Ltd.	4,100	75,694
Nagano Keiki Company, Ltd.	3,300	67,538
Nagase & Company, Ltd.	23,200	454,708
Nagatanien Holdings Company, Ltd.	3,400	48,139
Nagawa Company, Ltd.	1,800	89,480
Naigai Trans Line, Ltd.	2,100	34,303
Nakabayashi Company, Ltd.	8,300	28,152
Nakamoto Packs Company, Ltd.	800	8,218
Nakamuraya Company, Ltd.	1,600	33,202
Nakanishi, Inc.	14,900	213,755
Nakano Corp.	7,900	25,482
Nakano Refrigerators Company, Ltd. (B)	300	11,176
Nakayama Steel Works, Ltd.	9,000	54,958
Namura Shipbuilding Company, Ltd.	11,372	161,400
Nankai Electric Railway Company, Ltd.	9,700	160,349
Narasaki Sangyo Company, Ltd.	1,600	32,185
Natori Company, Ltd.	4,000	54,519
NEC Capital Solutions, Ltd.	2,400	59,424
NEC Networks & System Integration Corp.	9,600	135,921
NET One Systems Company, Ltd.	21,100	400,266
Neturen Company, Ltd.	8,000	56,506
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
New Art Holdings Company, Ltd. (B)	3,000	$34,324
Nextage Company, Ltd.	10,900	171,839
NHK Spring Company, Ltd.	36,400	404,550
Nicca Chemical Company, Ltd.	2,500	17,525
Nice Corp.	2,300	28,125
Nichias Corp.	12,900	391,175
Nichiban Company, Ltd.	3,400	38,727
Nichicon Corp.	10,873	79,023
Nichiden Corp.	3,600	73,835
Nichiha Corp.	6,300	142,204
Nichimo Company, Ltd.	1,400	18,569
Nichireki Company, Ltd.	6,000	92,411
Nichirin Company, Ltd.	2,490	60,591
Nihon Chouzai Company, Ltd.	3,360	29,686
Nihon Dempa Kogyo Company, Ltd.	5,700	39,799
Nihon Dengi Company, Ltd.	1,400	49,120
Nihon Denkei Company, Ltd.	2,100	27,725
Nihon Flush Company, Ltd.	7,000	40,167
Nihon House Holdings Company, Ltd.	13,300	26,687
Nihon Kagaku Sangyo Company, Ltd.	3,200	30,455
Nihon Kohden Corp.	3,000	91,598
Nihon M&A Center Holdings, Inc.	51,000	236,468
Nihon Nohyaku Company, Ltd.	10,100	48,383
Nihon Parkerizing Company, Ltd.	22,300	177,337
Nihon Tokushu Toryo Company, Ltd.	3,800	31,850
Nihon Trim Company, Ltd.	1,400	28,721
Niitaka Company, Ltd.	800	9,655
Nikkiso Company, Ltd.	12,900	100,663
Nikko Company, Ltd.	9,100	42,174
Nikkon Holdings Company, Ltd.	13,500	256,175
Nippi, Inc.	400	14,513
Nippn Corp.	12,200	172,997
Nippon Air Conditioning Services Company, Ltd.	8,000	51,682
Nippon Aqua Company, Ltd.	2,800	15,487
Nippon Avionics Company, Ltd. (A)	300	15,958
Nippon Beet Sugar Manufacturing Company, Ltd.	2,700	33,827
Nippon Carbide Industries Company, Inc.	2,500	29,273
Nippon Carbon Company, Ltd.	2,100	74,738
Nippon Care Supply Company, Ltd.	700	8,327
Nippon Chemical Industrial Company, Ltd.	2,500	38,144
Nippon Chemi-Con Corp. (A)	5,627	58,936
Nippon Coke & Engineering Company, Ltd.	50,800	42,804
Nippon Concept Corp.	3,300	38,963
Nippon Concrete Industries Company, Ltd.	12,100	27,395
Nippon Denko Company, Ltd.	25,100	45,844
Nippon Densetsu Kogyo Company, Ltd.	9,400	120,336
Nippon Dry-Chemical Company, Ltd.	900	14,985
Nippon Electric Glass Company, Ltd.	15,500	364,946
Nippon Felt Company, Ltd.	5,500	16,218
Nippon Fine Chemical Company, Ltd.	1,100	18,892
Nippon Gas Company, Ltd.	27,400	418,203
Nippon Hume Corp.	6,700	46,695
Nippon Kayaku Company, Ltd.	31,200	253,780
Nippon Kodoshi Corp.	2,000	26,217
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Light Metal Holdings Company, Ltd.	14,620	$176,899
Nippon Paper Industries Company, Ltd. (A)	25,100	155,188
Nippon Parking Development Company, Ltd.	49,000	59,586
Nippon Pillar Packing Company, Ltd.	4,600	153,481
Nippon Rietec Company, Ltd.	3,000	22,120
Nippon Seiki Company, Ltd.	12,300	109,753
Nippon Seisen Company, Ltd.	5,000	41,684
Nippon Sharyo, Ltd.	2,200	32,069
Nippon Sheet Glass Company, Ltd. (A)	25,900	77,013
Nippon Shinyaku Company, Ltd.	6,500	127,275
Nippon Shokubai Company, Ltd.	25,600	269,732
Nippon Signal Company, Ltd.	10,800	68,773
Nippon Soda Company, Ltd.	5,700	184,104
Nippon Thompson Company, Ltd.	16,500	63,453
Nippon Yakin Kogyo Company, Ltd.	3,020	94,228
Nipro Corp.	38,300	296,218
Nireco Corp.	1,900	18,158
Nishikawa Rubber Company, Ltd.	4,000	49,770
Nishimatsu Construction Company, Ltd.	8,200	227,938
Nishimatsuya Chain Company, Ltd.	9,000	131,507
Nishimoto Company, Ltd.	1,100	29,124
Nishi-Nippon Financial Holdings, Inc.	31,000	432,073
Nishi-Nippon Railroad Company, Ltd.	15,700	247,435
Nishio Holdings Company, Ltd.	5,100	127,617
Nissan Shatai Company, Ltd.	15,300	93,049
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	27,828
Nissei ASB Machine Company, Ltd.	2,000	65,854
Nissei Plastic Industrial Company, Ltd.	5,600	36,743
Nissha Company, Ltd.	10,400	129,563
Nisshin Group Holdings Company, Ltd.	10,300	34,404
Nisshinbo Holdings, Inc.	34,557	239,730
Nissin Corp.	3,800	108,842
Nisso Holdings Company, Ltd.	4,000	21,724
Nissui Corp.	73,400	412,321
Nitta Corp.	5,100	133,249
Nittetsu Mining Company, Ltd.	2,700	91,168
Nitto Fuji Flour Milling Company, Ltd.	800	31,841
Nitto Kogyo Corp.	6,200	136,203
Nitto Kohki Company, Ltd.	3,400	49,862
Nitto Seiko Company, Ltd.	8,700	32,667
Nittoc Construction Company, Ltd.	5,200	36,383
Nittoku Company, Ltd.	300	3,187
NJS Company, Ltd.	2,200	51,987
Noda Corp.	2,500	17,123
Noevir Holdings Company, Ltd.	4,100	141,732
Nohmi Bosai, Ltd.	5,200	76,218
Nojima Corp.	15,800	177,778
NOK Corp.	6,300	87,566
Nomura Micro Science Company, Ltd. (B)	5,600	169,072
Noritake Company, Ltd.	5,000	127,761
Noritsu Koki Company, Ltd.	5,100	134,175
Noritz Corp.	6,800	77,017
North Pacific Bank, Ltd.	66,100	245,466
Nozawa Corp.	2,600	15,072
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
NPR-RIKEN Corp.	6,468	$113,802
NS Tool Company, Ltd.	5,400	33,688
NS United Kaiun Kaisha, Ltd.	2,700	84,989
NSD Company, Ltd.	17,412	327,236
NSW, Inc.	2,300	45,033
NTN Corp.	104,500	213,900
Oat Agrio Company, Ltd.	900	8,695
Obara Group, Inc.	2,400	64,785
Oenon Holdings, Inc.	12,700	29,801
Ohara, Inc.	2,700	23,048
Ohashi Technica, Inc.	2,900	31,107
Ohba Company, Ltd.	2,200	14,400
Ohmoto Gumi Company, Ltd.	2,100	31,043
Ohsho Food Service Corp.	2,900	159,755
Oiles Corp.	5,472	78,486
Oisix ra daichi, Inc. (A)(B)	7,600	58,130
Okabe Company, Ltd.	9,300	46,951
Okada Aiyon Corp.	2,200	35,058
Okamoto Industries, Inc.	2,400	71,916
Okamoto Machine Tool Works, Ltd.	1,300	40,830
Okamura Corp.	14,300	207,248
Okasan Securities Group, Inc.	39,700	196,220
Oki Electric Industry Company, Ltd.	22,900	157,145
Okinawa Cellular Telephone Company	6,300	143,264
Okinawa Financial Group, Inc.	5,505	96,184
OKUMA Corp.	5,876	251,599
Okumura Corp.	7,700	239,115
Okura Industrial Company, Ltd.	2,500	48,141
Okuwa Company, Ltd.	8,900	51,734
Onoken Company, Ltd.	5,300	54,252
Onward Holdings Company, Ltd.	27,800	113,709
Open Up Group, Inc.	3,000	39,619
Optex Group Company, Ltd.	9,000	98,125
Optim Corp. (A)	4,000	17,304
Optorun Company, Ltd.	5,700	77,547
Organo Corp.	2,500	140,821
Oricon, Inc.	2,800	15,177
Orient Corp.	14,010	92,682
Oriental Shiraishi Corp.	30,000	68,355
Oro Company, Ltd.	2,100	36,316
Osaka Organic Chemical Industry, Ltd.	3,000	66,724
Osaka Soda Company, Ltd.	200	11,821
Osaka Steel Company, Ltd.	2,900	44,729
OSAKA Titanium Technologies Company, Ltd.	2,200	42,595
Osaki Electric Company, Ltd.	12,000	52,503
OSG Corp.	20,900	258,044
OUG Holdings, Inc.	1,700	28,774
Oyo Corp.	5,500	94,606
Ozu Corp. (B)	2,000	20,816
Pacific Industrial Company, Ltd.	10,800	106,875
Pacific Metals Company, Ltd. (A)	4,600	38,134
PAL GROUP Holdings Company, Ltd.	9,900	114,890
PALTAC Corp.	2,500	65,615
Paraca, Inc.	2,500	31,829
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Paramount Bed Holdings Company, Ltd.	9,800	$166,377
Park24 Company, Ltd. (A)	19,600	203,728
Parker Corp.	4,000	23,048
Pasona Group, Inc.	5,800	80,657
Pegasus Company, Ltd.	7,800	25,589
Penta-Ocean Construction Company, Ltd.	23,900	96,258
People Dreams & Technologies Group Company, Ltd.	2,800	30,640
PeptiDream, Inc. (A)	14,700	184,445
PHC Holdings Corp.	1,300	9,071
PIA Corp. (A)	1,000	19,231
Pickles Holdings Company, Ltd.	4,200	31,756
Pigeon Corp. (B)	31,000	297,281
Pilot Corp.	6,700	186,839
Piolax, Inc.	8,000	113,787
Plus Alpha Consulting Company, Ltd.	800	9,536
Pola Orbis Holdings, Inc.	3,500	29,914
Pole To Win Holdings, Inc.	10,400	31,002
Premium Group Company, Ltd.	9,200	122,187
Premium Water Holdings, Inc.	900	16,358
Press Kogyo Company, Ltd.	21,400	92,121
Pressance Corp.	6,300	73,267
Prestige International, Inc.	26,200	109,066
Prima Meat Packers, Ltd.	6,300	94,945
Procrea Holdings, Inc.	7,996	94,136
Pronexus, Inc.	4,800	38,193
Pro-Ship, Inc.	1,900	17,182
Proto Corp.	6,900	59,722
PS Mitsubishi Construction Company, Ltd.	2,600	17,000
QB Net Holdings Company, Ltd.	3,200	22,792
Qol Holdings Company, Ltd.	6,800	64,631
Quick Company, Ltd.	3,200	44,016
Raccoon Holdings, Inc.	5,700	23,927
Raito Kogyo Company, Ltd.	10,800	138,278
Raiznext Corp.	7,500	88,168
Rakus Company, Ltd.	2,000	22,803
Rasa Corp.	2,900	32,631
Rasa Industries, Ltd.	2,800	53,872
Raysum Company, Ltd.	700	14,797
Relo Group, Inc.	11,600	117,017
Renaissance, Inc.	1,700	10,216
Rengo Company, Ltd.	47,700	321,720
Resorttrust, Inc.	19,500	302,837
Restar Corp.	3,600	68,910
Retail Partners Company, Ltd.	6,600	72,085
Rheon Automatic Machinery Company, Ltd.	4,900	49,264
Rhythm Company, Ltd.	2,000	47,734
Riberesute Corp.	2,000	8,449
Ricoh Leasing Company, Ltd.	3,500	113,103
Riken Keiki Company, Ltd.	6,400	161,664
Riken Technos Corp.	8,800	57,041
Riken Vitamin Company, Ltd.	5,500	92,777
Ringer Hut Company, Ltd.	200	2,935
Rion Company, Ltd.	2,300	44,279
Riso Kyoiku Company, Ltd. (B)	31,300	49,622
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Rock Field Company, Ltd.	6,500	$61,963
Rokko Butter Company, Ltd.	4,700	43,297
Roland Corp.	700	17,881
Round One Corp.	46,000	204,830
Royal Holdings Company, Ltd.	1,500	25,216
RS Technologies Company, Ltd.	3,900	77,330
Ryobi, Ltd.	5,700	91,722
Ryoden Corp.	4,100	66,100
Ryoyo Ryosan Holdings, Inc.	4,526	89,072
S Foods, Inc.	5,100	92,328
S&B Foods, Inc.	2,100	59,603
Sac’s Bar Holdings, Inc.	5,600	27,285
Saibu Gas Holdings Company, Ltd.	6,300	77,572
Saint-Care Holding Corp.	3,300	17,508
Saison Technology Company, Ltd.	500	5,822
Saizeriya Company, Ltd.	1,800	58,948
Sakai Chemical Industry Company, Ltd.	3,600	63,571
Sakai Heavy Industries, Ltd.	800	29,400
Sakai Moving Service Company, Ltd.	5,700	86,075
Sakata INX Corp.	10,700	130,042
Sakura Internet, Inc. (B)	4,900	164,191
Sala Corp. (B)	12,700	64,653
SAMTY Company, Ltd.	6,500	106,818
San Holdings, Inc.	5,200	39,198
San ju San Financial Group, Inc.	5,420	75,487
San-A Company, Ltd.	5,500	168,726
San-Ai Obbli Company, Ltd.	14,000	185,230
Sangetsu Corp.	11,400	217,682
Sanken Electric Company, Ltd.	4,687	175,156
Sanki Engineering Company, Ltd.	10,000	139,878
Sanko Gosei, Ltd.	3,100	13,547
Sanko Metal Industrial Company, Ltd.	600	17,441
Sankyo Frontier Company, Ltd.	1,300	34,581
Sankyo Seiko Company, Ltd.	8,200	38,760
Sankyo Tateyama, Inc.	7,500	40,260
Sankyu, Inc.	8,500	307,020
Sanoh Industrial Company, Ltd.	8,800	56,757
Sansei Technologies, Inc.	3,900	41,468
Sansha Electric Manufacturing Company, Ltd.	1,000	6,742
Sanshin Electronics Company, Ltd.	2,200	30,116
Sanyo Chemical Industries, Ltd.	3,500	89,411
Sanyo Denki Company, Ltd.	2,200	101,567
Sanyo Electric Railway Company, Ltd.	4,100	54,849
Sanyo Engineering & Construction, Inc.	1,900	9,065
Sanyo Shokai, Ltd.	2,200	36,032
Sanyo Special Steel Company, Ltd.	4,729	66,200
Sanyo Trading Company, Ltd.	6,100	60,667
Sato Holdings Corp.	6,800	92,367
Sato Shoji Corp.	3,900	41,634
Satori Electric Company, Ltd.	2,900	38,057
Sawai Group Holdings Company, Ltd.	9,500	370,462
Saxa Holdings, Inc.	1,800	29,636
SB Technology Corp.	2,700	50,907
SBI ARUHI Corp.	3,200	17,238
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
SBI Global Asset Management Company, Ltd.	7,600	$32,338
SBI Insurance Group Company, Ltd.	2,300	15,153
SBS Holdings, Inc.	4,300	69,278
Scroll Corp.	7,400	50,586
SEC Carbon, Ltd.	2,500	37,397
Seed Company, Ltd.	3,300	11,981
Seika Corp.	1,400	36,188
Seikagaku Corp.	10,400	52,065
Seikitokyu Kogyo Company, Ltd.	1,700	18,173
Seiko Electric Company, Ltd.	1,100	10,725
Seiko Group Corp.	7,100	207,060
Seino Holdings Company, Ltd.	4,700	61,236
Seiren Company, Ltd.	11,200	176,026
Sekisui Jushi Corp.	5,100	78,358
Sekisui Kasei Company, Ltd.	9,800	28,478
SEMITEC Corp.	1,200	16,547
Senko Group Holdings Company, Ltd.	29,600	213,709
Senshu Electric Company, Ltd.	2,800	96,896
Senshu Ikeda Holdings, Inc.	61,700	166,510
Senshukai Company, Ltd. (A)	13,900	29,054
Seria Company, Ltd.	11,700	202,564
Seven Bank, Ltd.	65,800	111,085
Shibaura Electronics Company, Ltd.	1,900	76,320
Shibaura Machine Company, Ltd.	6,000	133,464
Shibaura Mechatronics Corp.	3,300	150,156
Shibuya Corp.	4,700	119,049
SHIFT, Inc. (A)	300	29,061
Shikibo, Ltd.	2,100	14,526
Shikoku Electric Power Company, Inc.	38,400	369,007
Shikoku Kasei Holdings Corp.	7,900	103,311
Shima Seiki Manufacturing, Ltd.	6,800	65,377
Shimojima Company, Ltd.	3,900	32,344
Shin Maint Holdings Company, Ltd.	1,200	10,153
Shin Nippon Air Technologies Company, Ltd.	2,700	73,728
Shin Nippon Biomedical Laboratories, Ltd. (B)	5,200	45,121
Shinagawa Refractories Company, Ltd.	6,400	82,564
Shindengen Electric Manufacturing Company, Ltd.	1,600	30,413
Shin-Etsu Polymer Company, Ltd.	12,000	116,153
Shinki Bus Company, Ltd.	1,300	28,442
Shinko Shoji Company, Ltd.	5,900	35,088
Shinmaywa Industries, Ltd.	14,300	130,142
Shinnihon Corp.	7,200	69,637
Shinnihonseiyaku Company, Ltd.	2,700	28,869
Shinsho Corp.	1,200	53,976
Shinwa Company, Ltd.	2,600	46,559
Shinwa Company, Ltd. (Gifu)	2,700	12,704
Ship Healthcare Holdings, Inc.	14,700	216,328
Shizuoka Gas Company, Ltd.	10,200	62,787
Shoei Company, Ltd.	12,000	155,411
Shoei Foods Corp.	500	14,640
Shofu, Inc.	3,500	85,083
Showa Sangyo Company, Ltd.	5,100	103,198
SIGMAXYZ Holdings, Inc.	8,400	77,410
Siix Corp.	7,700	66,192
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Simplex Holdings, Inc.	1,300	$22,332
Sinanen Holdings Company, Ltd.	1,400	41,467
Sinfonia Technology Company, Ltd.	6,600	143,483
Sinko Industries, Ltd.	4,300	105,633
Sintokogio, Ltd.	9,300	64,094
SK Kaken Company, Ltd.	1,000	49,843
SK-Electronics Company, Ltd.	1,900	36,649
SKY Perfect JSAT Holdings, Inc.	36,800	214,517
Smaregi, Inc. (A)	1,600	21,506
SMK Corp.	1,900	29,530
SMS Company, Ltd.	9,800	121,504
Soda Nikka Company, Ltd.	4,500	30,498
Sodick Company, Ltd.	11,700	53,836
Soft99 Corp.	6,300	58,009
Softcreate Holdings Corp.	4,400	55,876
Software Service, Inc.	700	65,510
Soken Chemical & Engineering Company, Ltd.	2,300	39,396
Solasto Corp.	16,100	47,545
Soliton Systems KK	3,800	28,375
Sotetsu Holdings, Inc.	14,000	217,823
Space Company, Ltd.	2,970	20,370
Sparx Group Company, Ltd.	5,180	59,937
SPK Corp.	1,800	25,520
S-Pool, Inc.	21,400	44,736
SRA Holdings	2,500	64,343
SRE Holdings Corp. (A)	3,300	85,367
ST Corp.	4,300	42,431
St. Marc Holdings Company, Ltd.	700	9,515
Star Mica Holdings Company, Ltd.	8,400	31,451
Star Micronics Company, Ltd.	10,100	136,761
Starts Corp., Inc.	7,900	164,824
Starzen Company, Ltd.	3,900	69,943
Stella Chemifa Corp.	2,600	71,551
Step Company, Ltd.	2,900	35,504
Strike Company, Ltd.	2,600	69,972
Studio Alice Company, Ltd.	2,700	35,124
Subaru Enterprise Company, Ltd.	2,500	43,455
Sugimoto & Company, Ltd.	2,500	39,503
Sumida Corp.	7,800	58,151
Suminoe Textile Company, Ltd.	199	3,160
Sumiseki Holdings, Inc. (B)	6,600	55,931
Sumitomo Bakelite Company, Ltd.	5,600	155,393
Sumitomo Densetsu Company, Ltd.	4,200	97,701
Sumitomo Mitsui Construction Company, Ltd.	35,060	87,586
Sumitomo Osaka Cement Company, Ltd.	8,200	203,393
Sumitomo Pharma Company, Ltd. (A)	29,300	56,890
Sumitomo Riko Company, Ltd.	9,500	76,645
Sumitomo Seika Chemicals Company, Ltd.	1,800	58,759
Sun Frontier Fudousan Company, Ltd.	7,200	89,412
Suncall Corp.	7,800	22,410
Sun-Wa Technos Corp.	2,400	34,459
Suruga Bank, Ltd.	40,700	286,111
Suzuken Company, Ltd.	1,500	45,287
Suzuki Company, Ltd.	4,100	37,789
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
SWCC Corp.	7,200	$220,507
System Research Company, Ltd.	2,800	27,944
System Support, Inc.	1,100	12,952
Systems Engineering Consultants Company, Ltd.	600	16,438
Systena Corp.	72,300	130,617
Syuppin Company, Ltd.	5,600	46,894
T Hasegawa Company, Ltd.	5,100	99,769
T RAD Company, Ltd.	1,500	34,622
Tachibana Eletech Company, Ltd.	4,500	86,501
Tachikawa Corp.	3,500	30,940
Tachi-S Company, Ltd.	8,000	100,423
Tadano, Ltd.	25,300	179,454
Taihei Dengyo Kaisha, Ltd.	2,800	94,644
Taiheiyo Cement Corp.	7,600	189,790
Taiho Kogyo Company, Ltd.	6,000	31,710
Taikisha, Ltd.	6,200	205,803
Taisei Lamick Company, Ltd.	1,900	34,240
Taisei Oncho Company, Ltd.	500	13,682
Taiyo Holdings Company, Ltd.	9,900	204,004
Takamatsu Construction Group Company, Ltd.	3,700	67,161
Takamiya Company, Ltd.	9,700	29,956
Takaoka Toko Company, Ltd.	1,970	26,399
Takara & Company, Ltd.	2,500	42,562
Takara Bio, Inc.	10,800	70,419
Takara Holdings, Inc.	36,200	244,681
Takara Standard Company, Ltd.	7,600	83,798
Takasago International Corp.	3,500	83,312
Takasago Thermal Engineering Company, Ltd.	10,900	448,424
Takashima & Company, Ltd.	4,200	28,534
Takashimaya Company, Ltd.	6,600	109,383
Take And Give Needs Company, Ltd.	1,200	7,095
TAKEBISHI Corp.	2,500	33,917
Takeuchi Manufacturing Company, Ltd.	9,000	351,156
Takuma Company, Ltd.	14,300	157,105
Tama Home Company, Ltd. (B)	3,500	93,378
Tamron Company, Ltd.	4,400	248,086
Tamura Corp.	16,600	77,088
Tanabe Engineering Corp.	1,900	17,477
Tanaka Chemical Corp. (A)	3,400	22,306
Tanseisha Company, Ltd.	10,700	55,935
Tasuki Holdings, Inc.	3,900	14,061
Tatsuta Electric Wire and Cable Company, Ltd. (A)	15,400	70,190
Tayca Corp.	4,200	43,954
Tazmo Company, Ltd.	3,000	69,391
TDC Soft, Inc.	7,800	53,888
TechMatrix Corp.	9,800	116,292
Techno Medica Company, Ltd.	2,400	27,222
Techno Ryowa, Ltd.	3,800	44,129
Techno Smart Corp.	3,200	34,367
Technoflex Corp.	1,300	9,518
TechnoPro Holdings, Inc.	12,600	209,747
Tecnos Japan, Inc.	3,900	15,405
Teijin, Ltd.	33,700	327,637
Teikoku Electric Manufacturing Company, Ltd.	3,500	52,010
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Teikoku Sen-I Company, Ltd.	4,800	$73,216
Teikoku Tsushin Kogyo Company, Ltd.	2,800	35,519
Tekken Corp.	3,200	53,747
Tenma Corp.	4,300	67,560
Tenpos Holdings Company, Ltd.	1,400	28,679
Tera Probe, Inc.	700	20,942
Terasaki Electric Company, Ltd.	700	9,252
Tess Holdings Company, Ltd.	8,200	21,456
T-Gaia Corp.	4,800	59,449
The 77 Bank, Ltd.	14,300	428,086
The Akita Bank, Ltd.	4,600	74,950
The Awa Bank, Ltd.	8,700	161,467
The Bank of Iwate, Ltd.	3,900	70,029
The Bank of Nagoya, Ltd.	2,800	135,342
The Bank of Saga, Ltd.	3,400	60,312
The Chiba Kogyo Bank, Ltd.	10,800	70,689
The Ehime Bank, Ltd. (B)	8,450	70,030
The First Bank of Toyama, Ltd.	12,900	97,471
The Fukui Bank, Ltd.	4,918	63,994
The Furukawa Battery Company, Ltd.	5,900	45,837
The Gunma Bank, Ltd.	28,100	193,641
The Hyakugo Bank, Ltd.	50,800	227,845
The Hyakujushi Bank, Ltd.	6,000	132,223
The Japan Steel Works, Ltd.	3,800	115,022
The Keiyo Bank, Ltd.	25,300	142,079
The Kita-Nippon Bank, Ltd.	2,500	42,113
The Kiyo Bank, Ltd.	18,139	219,162
The Miyazaki Bank, Ltd.	3,700	80,791
The Monogatari Corp.	7,900	173,837
The Musashino Bank, Ltd.	6,500	135,845
The Nanto Bank, Ltd.	6,500	148,179
The Nippon Road Company, Ltd.	6,500	75,132
The Nisshin Oillio Group, Ltd.	6,600	205,198
The Ogaki Kyoritsu Bank, Ltd.	10,000	147,656
The Oita Bank, Ltd.	3,900	87,329
The Okinawa Electric Power Company, Inc.	11,664	83,603
The Pack Corp.	3,700	93,647
The San-In Godo Bank, Ltd.	36,700	341,074
The Shibusawa Warehouse Company, Ltd.	2,700	52,306
The Shiga Bank, Ltd.	8,700	249,174
The Shikoku Bank, Ltd.	8,800	66,357
The Shimizu Bank, Ltd.	2,800	29,100
The Sumitomo Warehouse Company, Ltd.	12,476	202,117
The Taiko Bank, Ltd.	3,400	39,046
The Tochigi Bank, Ltd.	20,400	50,577
The Toho Bank, Ltd.	52,600	112,347
The Tohoku Bank, Ltd.	3,800	29,329
The Torigoe Company, Ltd.	5,900	25,623
The Tottori Bank, Ltd.	3,400	30,298
The Towa Bank, Ltd.	8,000	36,531
The Yamagata Bank, Ltd.	6,300	46,432
The Yamanashi Chuo Bank, Ltd.	6,351	83,633
Tigers Polymer Corp.	6,500	34,120
TKC Corp.	6,900	144,886
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
TKP Corp. (A)	3,900	$34,826
Toa Corp. (Hyogo)	7,100	48,922
Toa Corp. (Tokyo)	14,800	92,285
TOA ROAD Corp.	8,000	60,462
Toagosei Company, Ltd.	22,500	220,991
Toba, Inc.	800	18,378
Tobishima Corp.	3,820	35,802
TOC Company, Ltd.	9,300	40,750
Tocalo Company, Ltd.	14,900	188,125
Toda Corp.	37,200	257,847
Toei Company, Ltd.	2,500	57,397
Toenec Corp.	2,100	78,723
Toho Acetylene Company, Ltd.	4,500	10,527
Toho Company, Ltd.	1,500	29,245
Toho Gas Company, Ltd.	5,700	149,900
Toho Holdings Company, Ltd.	12,600	318,514
Toho Titanium Company, Ltd.	9,200	75,413
Toho Zinc Company, Ltd. (A)	3,600	19,014
Tohokushinsha Film Corp. (B)	4,000	37,113
Tokai Carbon Company, Ltd.	50,800	323,035
Tokai Corp.	5,400	72,226
TOKAI Holdings Corp.	26,800	164,151
Tokai Rika Company, Ltd.	13,000	184,386
Tokai Tokyo Financial Holdings, Inc.	47,100	171,709
Token Corp.	1,350	93,579
Tokushu Tokai Paper Company, Ltd.	2,100	47,602
Tokuyama Corp.	15,800	306,641
Tokyo Electron Device, Ltd.	4,400	124,899
Tokyo Energy & Systems, Inc.	6,000	53,545
Tokyo Individualized Educational Institute, Inc.	7,900	20,730
Tokyo Keiki, Inc.	3,300	66,388
Tokyo Kiraboshi Financial Group, Inc.	5,958	186,988
Tokyo Rope Manufacturing Company, Ltd.	1,700	14,280
Tokyo Sangyo Company, Ltd.	6,600	27,580
Tokyo Steel Manufacturing Company, Ltd.	15,500	154,742
Tokyo Tekko Company, Ltd.	1,700	55,737
Tokyotokeiba Company, Ltd.	3,700	97,843
Tokyu Construction Company, Ltd.	22,400	109,811
Toli Corp.	11,000	27,763
Tomato Bank, Ltd.	3,200	24,662
Tomen Devices Corp.	900	40,358
Tomoe Corp.	7,600	39,191
Tomoe Engineering Company, Ltd.	1,900	52,217
Tomoku Company, Ltd.	2,900	51,671
TOMONY Holdings, Inc.	44,000	119,909
Tomy Company, Ltd.	20,100	365,945
Tonami Holdings Company, Ltd.	1,800	57,570
Topcon Corp.	25,200	274,521
Topre Corp.	9,700	139,328
Topy Industries, Ltd.	3,600	56,285
Torex Semiconductor, Ltd.	2,300	27,515
Toridoll Holdings Corp. (B)	5,800	138,059
Torii Pharmaceutical Company, Ltd.	3,700	89,254
Torishima Pump Manufacturing Company, Ltd.	4,600	100,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Tosei Corp.	7,300	$104,987
Toshiba TEC Corp.	6,900	140,337
Tosho Company, Ltd.	2,700	12,475
Totech Corp.	6,000	96,836
Totetsu Kogyo Company, Ltd.	6,100	122,792
Toukei Computer Company, Ltd.	1,200	28,657
Towa Corp.	5,000	382,294
Towa Pharmaceutical Company, Ltd.	6,900	126,963
Toyo Construction Company, Ltd.	24,200	212,835
Toyo Corp.	8,200	80,569
Toyo Engineering Corp.	7,500	44,688
Toyo Gosei Company, Ltd.	1,400	82,220
Toyo Kanetsu KK	1,600	39,750
Toyo Machinery & Metal Company, Ltd.	6,200	28,731
Toyo Securities Company, Ltd.	15,100	35,974
Toyo Tanso Company, Ltd.	3,200	136,726
Toyo Tire Corp.	5,000	89,604
Toyobo Company, Ltd.	22,506	155,299
TPR Company, Ltd.	6,400	96,491
Traders Holdings Company, Ltd.	6,220	26,884
Trancom Company, Ltd.	2,200	84,927
Transaction Company, Ltd.	3,700	44,270
Transcosmos, Inc.	4,900	105,715
TRE Holdings Corp.	5,276	39,601
Treasure Factory Company, Ltd.	2,200	23,214
Trenders, Inc.	1,200	6,977
Trinity Industrial Corp.	2,000	14,843
Trusco Nakayama Corp.	12,300	194,305
TS Tech Company, Ltd.	21,900	262,049
TSI Holdings Company, Ltd.	12,005	68,496
Tsubaki Nakashima Company, Ltd.	10,000	49,948
Tsubakimoto Chain Company	6,800	256,373
Tsubakimoto Kogyo Company, Ltd.	4,200	59,541
Tsuburaya Fields Holdings, Inc. (B)	5,000	47,489
Tsugami Corp.	11,400	105,556
Tsukishima Holdings Company, Ltd.	6,200	55,509
Tsukuba Bank, Ltd.	16,500	35,401
Tsumura & Company	14,200	356,088
Tsurumi Manufacturing Company, Ltd.	4,400	121,038
Tsutsumi Jewelry Company, Ltd.	2,500	33,753
Tsuzuki Denki Company, Ltd.	2,100	29,790
TV Asahi Holdings Corp.	5,400	69,143
Tv Tokyo Holdings Corp.	1,900	37,446
TYK Corp.	6,400	17,779
UACJ Corp.	8,471	242,805
UBE Corp.	22,900	422,951
Uchida Yoko Company, Ltd.	1,900	86,067
Ueki Corp.	1,200	12,616
ULS Group, Inc.	600	15,625
Ultrafabrics Holdings Company, Ltd. (B)	2,600	18,444
U-Next Holdings Company, Ltd.	4,100	121,241
Union Tool Company	2,600	94,340
Unipres Corp.	8,800	83,857
UNIRITA, Inc.	700	8,820
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
United Arrows, Ltd.	5,700	$65,082
United Super Markets Holdings, Inc.	14,600	80,917
UNITED, Inc.	6,800	33,781
Unitika, Ltd. (A)	23,900	36,978
Universal Entertainment Corp.	6,500	67,975
Urbanet Corp. Company, Ltd.	3,800	9,946
User Local, Inc.	1,400	18,310
Ushio, Inc.	23,700	318,448
UT Group Company, Ltd.	8,000	153,121
V Technology Company, Ltd.	1,800	35,382
Valor Holdings Company, Ltd.	9,100	141,470
Valqua, Ltd.	4,800	110,533
Value HR Company, Ltd.	4,200	39,245
ValueCommerce Company, Ltd.	4,800	36,192
Vector, Inc.	7,100	59,218
Vertex Corp.	4,320	49,887
Village Vanguard Company, Ltd. (A)	1,400	9,500
Vision, Inc. (A)	7,300	52,875
Visional, Inc. (A)	2,900	138,845
Vital KSK Holdings, Inc.	10,700	92,514
VT Holdings Company, Ltd.	19,400	60,257
Wacoal Holdings Corp.	9,700	239,801
Wacom Company, Ltd.	1,000	4,525
Wakachiku Construction Company, Ltd.	1,800	40,114
Wakita & Company, Ltd.	9,500	99,215
Warabeya Nichiyo Holdings Company, Ltd.	2,700	40,621
Waseda Academy Company, Ltd.	2,900	28,961
Watahan & Company, Ltd.	4,400	45,329
WATAMI Company, Ltd.	1,600	9,152
WDB Holdings Company, Ltd.	2,900	32,046
Weathernews, Inc.	1,600	45,411
Wellneo Sugar Company, Ltd.	3,300	49,153
Wellnet Corp.	2,500	10,071
West Holdings Corp.	5,309	95,265
Will Group, Inc.	4,400	26,946
WingArc1st, Inc.	4,500	81,989
World Company, Ltd.	7,000	94,683
World Holdings Company, Ltd.	2,000	27,778
Xebio Holdings Company, Ltd.	7,100	51,810
Yahagi Construction Company, Ltd.	7,000	69,846
YAKUODO Holdings Company, Ltd.	3,000	52,849
YAMABIKO Corp.	9,000	123,140
YAMADA Consulting Group Company, Ltd.	1,800	21,893
Yamaguchi Financial Group, Inc.	14,800	181,341
Yamaichi Electronics Company, Ltd.	6,000	132,205
Yamatane Corp.	1,900	33,297
Yamato Corp.	5,600	39,342
Yamaura Corp.	1,600	13,408
Yamaya Corp.	1,800	35,303
Yamazawa Company, Ltd.	1,800	14,506
Yamazen Corp.	14,600	130,653
Yaoko Company, Ltd.	2,300	135,822
Yashima Denki Company, Ltd.	4,800	45,463
Yasuda Logistics Corp.	5,200	48,628
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
YE Digital Corp.	1,900	$8,322
Yellow Hat, Ltd.	8,200	108,810
Yodogawa Steel Works, Ltd.	5,165	188,562
Yokogawa Bridge Holdings Corp.	9,200	161,900
Yokorei Company, Ltd.	13,200	84,693
Yokowo Company, Ltd.	5,000	65,741
Yomeishu Seizo Company, Ltd.	2,800	40,988
Yondenko Corp.	2,400	55,995
Yondoshi Holdings, Inc.	4,859	58,171
Yonex Company, Ltd.	11,900	131,762
Yonkyu Company, Ltd.	1,200	16,909
Yorozu Corp.	6,100	42,789
Yoshinoya Holdings Company, Ltd.	16,000	295,283
Yotai Refractories Company, Ltd.	3,100	35,585
Yuasa Funashoku Company, Ltd.	1,100	23,358
Yuasa Trading Company, Ltd.	4,000	142,729
Yukiguni Maitake Company, Ltd.	5,000	30,854
Yurtec Corp.	10,300	108,092
Yushin Precision Equipment Company, Ltd.	3,000	13,829
Yushiro Chemical Industry Company, Ltd.	2,800	30,705
Yutaka Giken Company, Ltd.	1,600	21,240
Zaoh Company, Ltd.	1,800	29,106
Zenitaka Corp.	600	17,277
Zenrin Company, Ltd.	8,600	47,134
Zeon Corp.	7,300	67,748
ZERIA Pharmaceutical Company, Ltd.	5,700	72,077
ZIGExN Company, Ltd.	14,200	56,916
Zuiko Corp.	4,400	29,654
Jersey, Channel Islands 0.1%		477,749
Centamin PLC	312,328	477,749
Jordan 0.1%		519,118
Hikma Pharmaceuticals PLC	20,997	519,118
Liechtenstein 0.1%		406,347
Liechtensteinische Landesbank AG	4,093	317,201
VP Bank AG, Class A	976	89,146
Luxembourg 0.4%		2,381,002
APERAM SA	11,360	327,665
Aroundtown SA (A)	160,554	378,756
B&S Group Sarl (D)	5,479	28,411
Befesa SA (B)(D)	9,885	357,064
d’Amico International Shipping SA	15,822	119,249
Grand City Properties SA	20,068	245,848
IVS Group SA	7,872	61,059
L’Occitane International SA	52,750	219,349
RTL Group SA	532	17,829
SES SA	96,958	554,468
Sword Group	1,702	71,304
Macau 0.0%		9,970
MECOM Power and Construction, Ltd. (A)	414,000	9,970
Malaysia 0.0%		128,678
Frencken Group, Ltd.	52,800	57,224
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
Lynas Rare Earths, Ltd. (A)	14,721	$65,675
Pentamaster International, Ltd.	62,000	5,779
Malta 0.0%		17,170
Catena Media PLC (A)(B)	2,080	1,187
Gaming Innovation Group, Inc. (A)(B)	5,338	15,983
Mexico 0.0%		14,357
Fresnillo PLC	1,796	14,357
Monaco 0.0%		46,146
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	46,146
Mongolia 0.0%		145,371
Mongolian Mining Corp. (A)(B)	114,000	145,371
Netherlands 2.0%		11,014,179
Aalberts NV	22,954	1,098,298
Acomo NV	4,872	93,381
Alfen N.V. (A)(B)(D)	4,865	193,319
AMG Critical Materials NV	7,182	160,567
Arcadis NV	21,136	1,386,948
Basic-Fit NV (A)(B)(D)	11,914	293,472
BE Semiconductor Industries NV	10,586	1,574,852
Brack Capital Properties NV (A)	1,254	76,438
Brunel International NV	4,689	56,305
Corbion NV	14,016	312,640
CTP NV (D)	16,181	289,560
Flow Traders, Ltd.	7,618	163,298
ForFarmers NV	13,376	39,934
Fugro NV	31,246	838,366
Just Eat Takeaway.com NV (A)(D)	642	8,529
Kendrion NV	3,840	58,693
Koninklijke Heijmans NV	5,216	114,944
Koninklijke Vopak NV	14,100	579,622
Nedap NV	1,232	83,767
OCI NV	13,112	359,609
Pharming Group NV (A)(B)	105,944	94,877
PostNL NV (B)	64,783	93,726
PPHE Hotel Group, Ltd.	4,959	84,988
Randstad NV	7,593	401,303
Royal BAM Group NV	72,452	304,550
SBM Offshore NV	33,843	523,850
SIF Holding NV (A)	2,116	23,364
Signify NV (D)	28,938	790,726
Sligro Food Group NV	5,272	79,104
TKH Group NV	9,206	429,917
TomTom NV (A)(B)	15,955	99,314
Van Lanschot Kempen NV	7,444	305,918
New Zealand 0.3%		1,735,398
Air New Zealand, Ltd.	288,020	95,522
Arvida Group, Ltd.	108,192	64,033
Briscoe Group, Ltd.	11,818	30,502
Channel Infrastructure NZ, Ltd.	43,399	41,889
Chorus, Ltd.	29,169	132,856
Comvita, Ltd.	3,159	2,677
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
New Zealand (continued)
Delegat Group, Ltd.	9,275	$25,927
Freightways Group, Ltd.	26,522	130,137
Genesis Energy, Ltd.	15,834	20,405
Gentrack Group, Ltd. (A)	9,421	55,926
Hallenstein Glasson Holdings, Ltd.	12,034	39,731
Heartland Group Holdings, Ltd. (B)	146,354	91,897
Investore Property, Ltd.	71,158	43,766
KMD Brands, Ltd.	103,491	27,045
Manawa Energy, Ltd.	10,579	27,324
Napier Port Holdings, Ltd.	4,702	7,372
NZME, Ltd.	72,696	40,163
NZX, Ltd.	74,613	50,594
Oceania Healthcare, Ltd. (B)	113,880	38,499
PGG Wrightson, Ltd.	6,900	6,921
Rakon, Ltd.	10,875	5,362
Restaurant Brands New Zealand, Ltd. (A)	8,039	16,969
Sanford, Ltd.	22,753	56,154
Scales Corp., Ltd.	25,768	53,885
Serko, Ltd. (A)	10,833	21,337
Skellerup Holdings, Ltd.	32,456	70,426
SKY Network Television, Ltd.	36,695	55,412
SKYCITY Entertainment Group, Ltd. (B)	105,720	112,863
Steel & Tube Holdings, Ltd.	21,933	12,821
Summerset Group Holdings, Ltd.	22,701	132,685
Synlait Milk, Ltd. (A)(B)	16,019	4,340
The Warehouse Group, Ltd.	25,288	16,301
Tourism Holdings, Ltd.	26,348	30,288
TOWER, Ltd. (A)	112,835	57,594
Turners Automotive Group, Ltd.	15,004	37,833
Vista Group International, Ltd. (A)	57,676	77,942
Norway 0.8%		4,727,926
2020 Bulkers, Ltd.	2,700	42,165
ABG Sundal Collier Holding ASA	121,577	74,280
Agilyx ASA (A)	7,890	22,168
Akastor ASA	39,920	54,128
Aker Carbon Capture ASA (A)(B)	54,921	38,813
AMSC ASA	15,163	47,052
ArcticZymes Technologies ASA (A)	10,381	25,250
Atea ASA (A)	16,653	231,433
Austevoll Seafood ASA	3,319	27,084
Avance Gas Holding, Ltd. (D)	4,037	71,057
Axactor ASA (A)	47,680	19,810
B2 Impact ASA	55,643	44,372
Belships ASA	19,970	45,615
BEWi ASA	4,257	11,552
BLUENORD ASA (A)	4,557	239,246
Bonheur ASA	4,889	113,117
Borregaard ASA	8,103	148,480
Bouvet ASA	21,297	132,046
BW Offshore, Ltd.	21,303	61,427
Cloudberry Clean Energy ASA (A)	29,651	29,535
Crayon Group Holding ASA (A)(B)(D)	14,612	157,018
DNO ASA	103,277	115,600
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
Elkem ASA (A)(D)	13,310	$27,816
Elmera Group ASA (D)	23,730	72,786
Elopak ASA	5,391	18,444
Europris ASA (D)	39,405	263,801
FLEX LNG, Ltd.	1,954	56,229
Gram Car Carriers ASA (A)	1,231	30,433
Grieg Seafood ASA (B)	12,141	84,269
Hexagon Composites ASA (A)	34,610	94,002
Hexagon Purus ASA (A)(B)	13,675	11,461
Hofseth BioCare ASA (A)	27,299	5,455
Itera ASA	21,736	24,116
Kid ASA (D)	7,973	114,305
Kitron ASA	37,825	121,370
Klaveness Combination Carriers ASA (D)	2,033	20,069
LINK Mobility Group Holding ASA (A)	19,215	38,435
Medistim ASA	2,819	53,349
Morrow Bank ASA (A)	16,702	7,319
MPC Container Ships ASA	81,418	175,258
Multiconsult ASA (D)	4,235	60,165
Norbit ASA	1,727	10,904
Norske Skog ASA (B)(D)	14,010	57,243
Norwegian Air Shuttle ASA (A)	70,682	94,995
NRC Group ASA (A)	15,653	18,621
Odfjell Drilling, Ltd.	25,549	140,700
Odfjell SE, A Shares	5,085	87,333
OKEA ASA	6,814	16,752
Otello Corp. ASA (A)(B)	16,811	12,427
Panoro Energy ASA	18,518	63,875
Pareto Bank ASA	9,307	53,046
Pexip Holding ASA	5,005	15,028
PGS ASA (A)	202,980	182,533
PhotoCure ASA (A)	7,868	49,382
Protector Forsikring ASA	3,218	74,492
Rana Gruber ASA	2,160	15,998
Sandnes Sparebank	1,787	16,944
SATS ASA (A)	6,705	11,201
Scatec ASA (A)(D)	14,212	117,959
Sea1 offshore, Inc. (A)	10,316	32,455
Selvaag Bolig ASA	10,125	36,381
SpareBank 1 Helgeland	791	9,437
Sparebank 1 Oestlandet	5,853	76,223
SpareBank 1 Sorost-Norge	9,718	64,710
Sparebanken More	7,071	56,856
TGS ASA	3,965	52,139
Veidekke ASA	23,421	255,746
Volue ASA (A)	4,209	13,470
Wilh Wilhelmsen Holding ASA, Class A	1,268	46,943
Zaptec ASA (A)(B)	10,602	13,803
Peru 0.1%		258,632
Hochschild Mining PLC (A)	107,762	258,632
Philippines 0.0%		10,021
Del Monte Pacific, Ltd.	136,300	10,021
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Poland 0.0%		$235,643
InPost SA (A)	13,074	235,643
Portugal 0.4%		2,161,737
Altri SGPS SA	17,993	98,610
Banco Comercial Portugues SA (A)	1,973,538	801,931
Corticeira Amorim SGPS SA	6,510	67,805
CTT-Correios de Portugal SA	19,359	92,449
Greenvolt-Energias Renovaveis SA (A)	10,419	93,969
Ibersol SGPS SA	4,333	34,880
Mota-Engil SGPS SA	26,139	114,615
NOS SGPS SA	43,695	157,365
REN - Redes Energeticas Nacionais SGPS SA	96,289	240,692
Semapa-Sociedade de Investimento e Gestao	1,051	17,725
Sonae SGPS SA	184,232	190,176
The Navigator Company SA	57,515	251,520
Singapore 1.1%		5,943,445
AEM Holdings, Ltd. (A)	47,167	64,313
Avarga, Ltd. (A)	74,200	10,559
Aztech Global, Ltd.	44,700	31,867
Banyan Tree Holdings, Ltd.	78,000	24,000
Best World International, Ltd. (A)	20,626	38,042
Bonvests Holdings, Ltd.	36,400	25,518
Boustead Singapore, Ltd.	104,189	78,799
BRC Asia, Ltd.	15,100	23,170
Bukit Sembawang Estates, Ltd.	45,800	120,046
BW LPG, Ltd. (D)	12,857	266,889
Capitaland India Trust	227,492	178,745
Centurion Corp., Ltd.	85,000	33,406
China Aviation Oil Singapore Corp., Ltd.	72,800	47,202
China Sunsine Chemical Holdings, Ltd.	152,100	44,936
Chuan Hup Holdings, Ltd.	109,000	14,176
ComfortDelGro Corp., Ltd.	447,800	461,659
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	32,001
CSE Global, Ltd.	92,000	28,025
CW Group Holdings, Ltd. (A)(C)	135,000	3,190
Delfi, Ltd.	56,500	35,826
Dyna-Mac Holdings, Ltd.	100,500	29,176
Ezion Holdings, Ltd. (A)(C)	1,126,020	0
Ezra Holdings, Ltd. (A)(C)	438,996	893
Far East Orchard, Ltd.	60,031	44,781
First Resources, Ltd.	113,100	118,076
Food Empire Holdings, Ltd.	36,000	29,330
Fraser and Neave, Ltd.	82,900	64,475
Fu Yu Corp., Ltd. (A)	142,200	13,605
Gallant Venture, Ltd. (A)	264,000	25,422
Geo Energy Resources, Ltd.	105,900	25,096
Golden Agri-Resources, Ltd.	1,494,300	293,222
GuocoLand, Ltd.	69,700	77,416
Haw Par Corp., Ltd.	19,000	137,519
Hiap Hoe, Ltd.	38,000	18,354
Ho Bee Land, Ltd.	53,300	72,587
Hong Fok Corp., Ltd.	77,336	46,353
Hong Leong Asia, Ltd.	70,600	32,124
Hong Leong Finance, Ltd.	84,000	151,075
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
Hotel Grand Central, Ltd.	48,457	$27,459
HRnetgroup, Ltd.	75,200	38,942
Hyflux, Ltd. (A)(B)	154,800	0
iFAST Corp., Ltd.	25,400	127,535
IGG, Inc. (A)	176,000	69,056
Japfa, Ltd. (A)	87,620	20,435
Keppel Infrastructure Trust	843,238	284,210
Low Keng Huat Singapore, Ltd.	64,000	14,643
Marco Polo Marine, Ltd.	526,500	26,559
Metro Holdings, Ltd.	151,300	54,905
Micro-Mechanics Holdings, Ltd.	5,200	6,241
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,075
Nanofilm Technologies International, Ltd.	56,700	32,497
NetLink NBN Trust	439,200	271,444
NSL, Ltd.	29,000	14,802
OM Holdings, Ltd. (A)	69,157	21,819
OUE, Ltd.	79,600	71,438
Oxley Holdings, Ltd. (A)	409,889	26,370
Pacific Century Regional Developments, Ltd.	52,900	11,371
Pan-United Corp., Ltd.	68,750	23,163
Propnex, Ltd.	33,800	22,149
Q&M Dental Group Singapore, Ltd.	57,720	10,049
QAF, Ltd.	59,334	35,539
Raffles Medical Group, Ltd.	187,218	141,421
Riverstone Holdings, Ltd.	47,000	31,715
SATS, Ltd. (A)	58,020	119,740
SBS Transit, Ltd.	27,700	51,965
Sheng Siong Group, Ltd.	137,200	151,425
SHS Holdings, Ltd.	84,000	7,460
SIA Engineering Company, Ltd.	62,300	108,007
SIIC Environment Holdings, Ltd.	412,280	53,446
Silverlake Axis, Ltd.	45,300	9,905
Sinarmas Land, Ltd.	300,000	34,989
Sing Holdings, Ltd.	79,000	18,309
Sing Investments & Finance, Ltd.	42,900	31,788
Singapore Land Group, Ltd.	55,200	73,267
Singapore Post, Ltd.	306,600	111,351
Singapore Shipping Corp., Ltd.	87,492	15,931
Stamford Land Corp., Ltd.	162,285	47,482
StarHub, Ltd.	112,600	106,657
Straits Trading Company, Ltd.	26,078	26,673
Swiber Holdings, Ltd. (A)(C)	128,250	0
The Hour Glass, Ltd.	46,700	55,314
Thomson Medical Group, Ltd.	654,600	24,707
Tuan Sing Holdings, Ltd.	163,317	29,061
UMS Holdings, Ltd.	101,312	91,039
United Overseas Insurance, Ltd.	2,400	11,191
UOB-Kay Hian Holdings, Ltd.	107,939	105,354
Venture Corp., Ltd.	36,000	374,593
Vicom, Ltd.	26,000	25,996
Wee Hur Holdings, Ltd.	102,000	17,090
Wing Tai Holdings, Ltd.	75,117	81,193
Yeo Hiap Seng, Ltd.	9,032	3,802
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
South Africa 0.0%		$132,479
Pan African Resources PLC	407,545	132,479
Spain 2.6%		14,695,620
Acciona SA	637	81,782
Acerinox SA	37,508	410,858
Aedas Homes SA (D)	3,351	76,755
Almirall SA	18,979	202,554
Amper SA (A)(B)	414,671	51,495
Applus Services SA	40,300	556,203
Atresmedia Corp. de Medios de Comunicacion SA	19,771	113,905
Audax Renovables SA (A)	25,087	53,136
Azkoyen SA	4,660	33,361
Banco de Sabadell SA	964,076	2,036,402
Bankinter SA	167,713	1,481,443
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	13,623	392,557
CIE Automotive SA	9,455	289,861
Construcciones y Auxiliar de Ferrocarriles SA	4,008	149,480
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	27,330
Ebro Foods SA	12,230	215,097
eDreams ODIGEO SA (A)	21,082	162,037
Elecnor SA	10,333	232,650
Enagas SA	53,485	822,528
Ence Energia y Celulosa SA (A)	35,093	129,027
Ercros SA	20,973	79,927
Faes Farma SA	73,009	302,452
Fluidra SA	18,959	462,599
Fomento de Construcciones y Contratas SA	5,055	82,204
Gestamp Automocion SA (D)	36,770	115,558
Global Dominion Access SA (D)	20,323	78,591
Grenergy Renovables SA (A)(B)	473	15,873
Grifols SA (A)	4,007	40,729
Grupo Catalana Occidente SA	9,419	390,729
Grupo Empresarial San Jose SA	8,498	42,280
Iberpapel Gestion SA	2,945	62,278
Indra Sistemas SA	29,646	685,283
Laboratorios Farmaceuticos Rovi SA	6,307	603,457
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (A)(B)	153,941	193,321
Mapfre SA (B)	195,754	471,371
Melia Hotels International SA (A)	24,485	211,422
Miquel y Costas & Miquel SA	3,997	57,657
Neinor Homes SA (A)(D)	8,814	111,473
Obrascon Huarte Lain SA (A)	78,906	36,308
Oryzon Genomics SA (A)	5,490	11,896
Pharma Mar SA	3,479	141,964
Prim SA	3,271	35,779
Promotora de Informaciones SA, Class A (A)	66,046	27,200
Prosegur Cash SA (D)	84,840	47,280
Realia Business SA	115,998	125,036
Redeia Corp. SA	3,958	71,330
Renta 4 Banco SA	1,156	12,762
Sacyr SA	95,747	360,960
Solaria Energia y Medio Ambiente SA (A)(B)	18,688	240,645
Talgo SA (D)	24,045	115,970
Tecnicas Reunidas SA (A)	11,541	159,321
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Spain (continued)
Tubacex SA	32,792	$117,296
Tubos Reunidos SA (A)(B)	19,513	15,986
Unicaja Banco SA (D)	276,730	404,378
Vidrala SA	5,145	628,912
Viscofan SA	9,413	616,932
Sweden 2.9%		16,000,155
AcadeMedia AB (D)	24,393	130,999
AddLife AB, B Shares	12,454	136,349
AddNode Group AB	29,043	337,158
AFRY AB	16,879	306,935
Alimak Group AB (D)	15,592	169,191
Alleima AB	25,656	175,343
Alligo AB, Class B	6,910	95,029
Ambea AB (D)	15,895	110,571
Annehem Fastigheter AB, B Shares (A)	14,364	24,476
AQ Group AB	13,675	188,045
Arise AB	4,393	20,432
Arjo AB, B Shares	55,265	243,858
Attendo AB (D)	27,331	110,469
Beijer Alma AB	12,036	248,003
Bergman & Beving AB	9,091	233,739
Betsson AB, B Shares (A)	32,192	369,175
BHG Group AB (A)	7,065	11,803
Bilia AB, A Shares	20,071	285,528
Billerud AB	13,247	132,749
BioArctic AB (A)(D)	2,223	51,439
BioGaia AB, B Shares	2,906	35,321
Biotage AB	3,268	57,864
Bjorn Borg AB (A)	3,433	20,844
Bjorn Borg AB, Redemption Shares (A)	3,433	974
Bonava AB, B Shares (A)	89,091	83,700
Boozt AB (A)(D)	2,632	34,380
Bravida Holding AB (D)	8,786	69,574
Bufab AB	8,187	302,460
Bulten AB	5,708	49,645
Bure Equity AB	9,399	327,914
Byggmax Group AB	19,580	71,450
Catella AB	11,079	33,451
Catena AB	3,691	188,735
Cellavision AB	4,258	106,344
Cibus Nordic Real Estate AB	3,525	51,603
Clas Ohlson AB, B Shares	12,179	177,206
Cloetta AB, B Shares	55,240	102,148
Coor Service Management Holding AB (D)	27,734	129,527
Corem Property Group AB, B Shares (B)	96,298	88,341
Corem Property Group AB, D Shares	1,155	26,137
CTT Systems AB	1,443	49,880
Dios Fastigheter AB	26,861	232,488
Dometic Group AB (D)	3,784	26,850
Dustin Group AB (A)(D)	75,735	105,015
Eastnine AB	20,276	81,110
Elanders AB, B Shares	4,037	40,751
Electrolux Professional AB, B Shares	56,300	373,771
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Sweden (continued)
Eltel AB (A)(D)	12,277	$7,788
Enea AB (A)	5,690	43,256
Ependion AB	7,806	100,110
eWork Group AB	2,362	32,550
Fagerhult Group AB	11,083	74,374
Fastighets AB Trianon (A)	12,708	27,185
Fastighetsbolaget Emilshus AB, B Shares (A)	980	3,447
FastPartner AB, A Shares	10,041	68,382
FormPipe Software AB (A)	5,063	13,265
G5 Entertainment AB	1,577	20,991
Granges AB	35,149	453,460
Green Landscaping Group AB (A)(D)	1,280	9,681
Hanza AB	2,882	17,151
Heba Fastighets AB, Class B	20,376	67,887
Hemnet Group AB	2,151	59,311
HMS Networks AB	5,699	249,273
Hoist Finance AB (A)(D)	16,495	92,644
Humana AB (A)	14,866	45,689
Instalco AB	50,540	192,765
Inwido AB	14,469	202,087
ITAB Shop Concept AB	7,377	21,163
JM AB	16,432	318,786
Karnov Group AB (A)	22,617	186,433
K-fast Holding AB (A)	13,045	25,673
KNOW IT AB	7,687	134,852
Lime Technologies AB	2,893	94,092
Lindab International AB	24,346	557,910
Loomis AB	4,945	137,642
Medcap AB (A)	2,009	103,301
Medicover AB, B Shares	3,693	69,422
MEKO AB	12,548	145,414
Micro Systemation AB, Class B	896	4,856
Modern Times Group MTG AB, B Shares (A)	25,418	227,120
Momentum Group AB	8,406	144,371
NCAB Group AB (B)	33,765	260,433
NCC AB, B Shares	22,559	295,968
Nederman Holding AB	3,389	67,234
Net Insight AB, B Shares (A)	57,222	30,659
New Wave Group AB, B Shares	26,181	294,954
Nilorngruppen AB, B Shares	1,816	13,009
Nobia AB (A)(B)	160,668	83,554
Nolato AB, B Shares (B)	50,275	297,795
Nordic Paper Holding AB	3,939	19,884
Nordic Waterproofing Holding AB	7,761	120,290
Norion Bank AB (A)	12,523	50,292
Note AB (A)(B)	5,236	75,755
NP3 Fastigheter AB	7,846	185,710
Nyfosa AB	33,060	337,980
OEM International AB, B Shares	19,305	229,564
Orron Energy AB (A)(B)	38,699	33,896
Ovzon AB (A)(B)	5,064	9,409
Peab AB, Class B	17,280	112,926
Platzer Fastigheter Holding AB, Series B	17,303	152,245
Prevas AB, B Shares	1,258	16,889
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Pricer AB, B Shares (A)	55,282	$66,735
Proact IT Group AB	7,553	102,614
Probi AB	430	8,969
Ratos AB, B Shares	52,362	198,889
RaySearch Laboratories AB	7,197	101,138
Rejlers AB	2,462	36,326
Resurs Holding AB (D)	40,162	65,059
Rottneros AB	30,661	34,873
RVRC Holding AB	7,515	38,029
Scandi Standard AB	16,774	122,731
Scandic Hotels Group AB (A)(B)(D)	36,715	218,537
Sdiptech AB, Class B (A)	2,539	82,510
Sedana Medical AB (A)	11,546	29,582
Sensys Gatso Group AB (A)	2,799	19,275
Serneke Group AB (A)(C)	2,199	5,903
Sinch AB (A)(D)	108,531	240,975
Sintercast AB	1,910	23,699
SkiStar AB	11,299	174,128
Softronic AB, B Shares	8,843	18,123
Solid Forsakring AB	5,351	44,738
Stendorren Fastigheter AB (A)	3,938	70,172
Stillfront Group AB (A)	79,456	89,930
Storskogen Group AB, Class B	139,957	106,280
Synsam AB	4,295	24,081
Systemair AB	22,552	168,774
Tethys Oil AB	8,103	27,613
TF Bank AB (A)	1,974	40,122
Troax Group AB	11,456	275,119
Truecaller AB, Class B	4,358	15,499
VBG Group AB, B Shares	6,568	285,429
Vitec Software Group AB, B Shares	5,912	303,643
Volati AB	3,453	38,136
XANO Industri AB, Class B	3,940	32,973
Switzerland 7.4%		41,637,343
Accelleron Industries AG	19,018	770,671
Adecco Group AG	27,262	1,034,616
Allreal Holding AG	3,628	614,882
ALSO Holding AG	2,122	618,640
Aluflexpack AG (A)	644	10,674
APG SGA SA	455	105,686
Arbonia AG (B)	14,657	206,554
Aryzta AG (A)	244,668	490,306
Ascom Holding AG	7,226	65,351
Autoneum Holding AG (B)	1,045	170,989
Avolta AG (A)	8,646	351,062
Baloise Holding AG	5,546	958,208
Banque Cantonale de Geneve, Bearer Shares	764	248,428
Banque Cantonale Vaudoise	2,004	211,473
Basilea Pharmaceutica AG (A)	2,614	127,002
Belimo Holding AG	2,455	1,143,995
Bell Food Group AG	615	193,757
Bellevue Group AG	2,069	41,823
Berner Kantonalbank AG	1,202	316,861
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Switzerland (continued)
BKW AG	3,805	$599,600
Bossard Holding AG, Class A	1,500	366,802
Bucher Industries AG	1,659	687,572
Burckhardt Compression Holding AG	774	517,101
Burkhalter Holding AG	621	63,748
Bystronic AG	390	191,878
Calida Holding AG	1,470	51,147
Carlo Gavazzi Holding AG	231	81,282
Cavotec SA (A)	16,419	26,502
Cembra Money Bank AG	7,869	639,017
Cicor Technologies, Ltd. (A)	495	27,778
Cie Financiere Tradition SA, Bearer Shares	884	141,540
Clariant AG (A)	54,684	876,381
Coltene Holding AG (A)	976	54,789
Comet Holding AG	1,015	380,290
CPH Chemie & Papier Holding AG	331	33,155
Daetwyler Holding AG, Bearer Shares	1,591	329,776
DKSH Holding AG	8,853	601,284
dormakaba Holding AG	981	530,158
EDAG Engineering Group AG	3,415	44,203
EFG International AG (A)	25,645	343,924
Emmi AG	606	605,496
Feintool International Holding AG	1,968	40,205
Fenix Outdoor International AG	1,012	67,072
Flughafen Zurich AG	4,980	1,061,802
Forbo Holding AG	262	319,905
Fundamenta Real Estate AG (A)	6,335	116,771
Galenica AG (D)	12,549	1,040,383
GAM Holding AG (A)	32,436	9,896
Georg Fischer AG	22,839	1,662,878
Glarner Kantonalbank	403	9,580
Gurit Holding AG, Bearer Shares	1,058	70,625
Helvetia Holding AG	9,264	1,245,752
Hiag Immobilien Holding AG	1,255	102,011
Highlight Communications AG, Bearer Shares (A)	4,309	10,762
Huber + Suhner AG	4,648	396,658
Hypothekarbank Lenzburg AG	17	78,679
Implenia AG	3,410	131,313
Ina Invest Holding AG (A)	1,963	40,477
Inficon Holding AG	526	840,057
International Workplace Group PLC	230,568	540,817
Interroll Holding AG	179	552,649
Intershop Holding AG	1,455	193,112
Investis Holding SA	998	107,195
Jungfraubahn Holding AG	1,575	339,942
Kardex Holding AG	1,832	507,227
Komax Holding AG	1,055	191,670
Kongsberg Automotive ASA (A)	142,572	23,352
Kudelski SA, Bearer Shares (A)(B)	14,739	23,736
Landis+Gyr Group AG (A)	6,564	561,169
LEM Holding SA	123	207,568
Luzerner Kantonalbank AG	4,929	374,096
Medacta Group SA (D)	1,643	223,138
medmix AG (D)	6,835	127,009
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Meier Tobler Group AG	1,260	$46,216
Metall Zug AG, B Shares	57	84,728
Mikron Holding AG	1,756	35,690
Mobilezone Holding AG	10,980	175,043
Mobimo Holding AG	2,004	569,788
Naturenergie Holding AG	4,094	175,407
Novavest Real Estate AG (A)	1,200	44,428
OC Oerlikon Corp. AG	49,580	276,380
Orascom Development Holding AG (A)	6,368	29,131
Orell Fuessli AG	223	19,059
Orior AG	1,596	109,069
Phoenix Mecano AG	274	149,689
Plazza AG, Class A	271	89,568
PSP Swiss Property AG	14,470	1,820,483
Rieter Holding AG	771	112,357
Romande Energie Holding SA	3,950	251,035
Schweiter Technologies AG	298	148,111
Sensirion Holding AG (A)(B)(D)	1,265	106,200
SFS Group AG	4,572	620,855
Siegfried Holding AG (A)	1,234	1,235,233
SIG Group AG (A)	20,224	421,217
SKAN Group AG	934	83,355
Softwareone Holding AG (A)	13,093	251,009
St. Galler Kantonalbank AG	754	362,948
Stadler Rail AG	5,468	167,200
Sulzer AG	5,655	773,138
Swiss Prime Site AG	18,104	1,676,809
Swiss Steel Holding AG (A)	1,342	21,851
Swissquote Group Holding SA	3,306	1,016,050
Temenos AG	17,468	1,127,865
Thurgauer Kantonalbank	252	35,781
TX Group AG	832	146,362
u-blox Holding AG (A)	1,824	194,064
Valiant Holding AG	4,777	545,574
Varia US Properties AG	1,653	64,233
Vaudoise Assurances Holding SA	84	40,526
Vetropack Holding AG	3,874	134,794
Vontobel Holding AG	7,185	430,434
VZ Holding AG	4,476	555,814
V-ZUG Holding AG (A)	900	52,263
Walliser Kantonalbank	1,001	128,238
Warteck Invest AG	69	134,779
Ypsomed Holding AG	845	360,166
Zehnder Group AG	2,339	157,295
Zueblin Immobilien Holding AG (A)	324	9,233
Zug Estates Holding AG, B Shares	91	179,421
Zuger Kantonalbank AG, Bearer Shares	41	376,547
Taiwan 0.0%		54,685
FIT Hon Teng, Ltd. (A)(D)	168,000	54,685
United Arab Emirates 0.0%		91,699
Gulf Marine Services PLC (A)	60,506	15,327
Shelf Drilling, Ltd. (A)(B)(D)	33,573	76,372
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
United Kingdom 12.8%		$72,009,486
4imprint Group PLC	7,346	621,351
A.G. Barr PLC	31,571	251,535
abrdn PLC (B)	113,854	226,549
Accesso Technology Group PLC (A)	5,085	47,219
Advanced Medical Solutions Group PLC	30,228	83,449
Airtel Africa PLC (D)	22,277	34,784
AJ Bell PLC	77,473	381,541
Alfa Financial Software Holdings PLC (D)	28,797	68,384
Alliance Pharma PLC	126,363	62,636
Anglo-Eastern Plantations PLC	8,673	74,836
AO World PLC (A)	36,192	52,561
Ascential PLC (B)	67,541	281,458
Ashmore Group PLC	110,867	276,766
Ashtead Technology Holdings PLC	8,994	94,982
Aston Martin Lagonda Global Holdings PLC (A)(D)	10,355	19,306
Auction Technology Group PLC (A)	9,742	65,356
Avon Protection PLC	8,727	147,644
Babcock International Group PLC	174,882	1,262,520
Bakkavor Group PLC (D)	32,786	58,914
Balfour Beatty PLC	151,936	721,991
Bank of Georgia Group PLC	13,173	626,212
Beazley PLC	137,207	1,213,200
Begbies Traynor Group PLC	38,310	51,919
Bellway PLC	34,517	1,188,532
Benchmark Holdings PLC (A)	779	441
Bloomsbury Publishing PLC	31,031	242,796
Bodycote PLC	53,739	522,538
Boohoo Group PLC (A)(B)	217,506	97,241
BRAEMAR PLC	7,806	28,338
Breedon Group PLC	42,940	212,957
Bridgepoint Group PLC (D)	23,991	69,847
Britvic PLC	67,260	833,798
Brooks Macdonald Group PLC	2,126	54,784
Bytes Technology Group PLC	64,722	463,502
Camellia PLC	237	13,618
Capita PLC (A)	475,989	87,057
Capricorn Energy PLC	22,812	55,302
Card Factory PLC	91,959	114,861
Carillion PLC (A)(C)	114,263	13,963
Carr’s Group PLC	23,815	40,602
Castings PLC	13,200	64,723
Central Asia Metals PLC	46,495	133,494
Chemring Group PLC	63,631	314,018
Chesnara PLC	50,850	165,318
City of London Investment Group PLC	2,827	13,040
Clarkson PLC	9,327	490,741
Close Brothers Group PLC	43,315	265,175
CMC Markets PLC (D)	34,310	123,592
Coats Group PLC	431,721	474,282
Cohort PLC	2,227	23,384
Computacenter PLC	26,318	950,834
Concentric AB	9,708	194,362
Costain Group PLC	46,052	51,400
Cranswick PLC	15,519	884,407
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Crest Nicholson Holdings PLC	68,001	$207,355
Currys PLC (A)	285,429	281,690
CVS Group PLC	18,305	271,498
Darktrace PLC (A)	47,434	358,811
De La Rue PLC (A)	37,060	45,443
Debenhams PLC (A)(C)	306,827	0
DFS Furniture PLC	54,530	78,273
Dialight PLC (A)(B)	10,395	23,545
Diploma PLC	13,279	696,075
Direct Line Insurance Group PLC	168,121	461,740
DiscoverIE Group PLC	18,374	172,421
Domino’s Pizza Group PLC	119,761	513,235
dotdigital Group PLC	80,240	98,209
Dowlais Group PLC	36,823	32,715
Dr. Martens PLC	60,207	67,418
Drax Group PLC	99,620	660,179
DS Smith PLC	36,858	180,767
Dunelm Group PLC	30,589	433,032
ECORA RESOURCES PLC	60,997	62,926
EKF Diagnostics Holdings PLC	106,847	44,129
Elementis PLC	178,885	344,602
Endeavour Mining PLC	7,980	173,248
Energean PLC (B)	31,946	488,356
EnQuest PLC (A)	492,057	101,460
Epwin Group PLC	19,976	22,528
Essentra PLC	83,596	176,542
FD Technologies PLC (A)	1,368	23,935
FDM Group Holdings PLC	25,431	145,667
Firstgroup PLC	189,934	414,104
Foresight Group Holdings, Ltd.	3,978	24,090
Forterra PLC (D)	55,975	120,185
Foxtons Group PLC	98,524	88,113
Frasers Group PLC (A)	29,741	335,520
Fuller Smith & Turner PLC, Class A	10,874	97,983
Funding Circle Holdings PLC (A)(D)	33,089	39,176
Future PLC	4,538	61,770
Galliford Try Holdings PLC	30,716	104,902
Games Workshop Group PLC	8,546	1,093,316
Gamma Communications PLC	21,943	406,916
GB Group PLC	29,880	131,714
Gem Diamonds, Ltd. (A)	21,233	3,640
Genel Energy PLC (A)	50,897	62,474
Genuit Group PLC	85,251	495,896
Gooch & Housego PLC	2,166	15,614
Goodwin PLC	1,168	90,409
Grainger PLC	188,339	603,212
Greggs PLC	26,234	986,585
Gulf Keystone Petroleum, Ltd. (A)	54,464	99,797
H&T Group PLC	5,754	29,306
Halfords Group PLC	57,249	112,942
Harbour Energy PLC	138,121	587,667
Hargreaves Lansdown PLC	52,318	710,239
Hargreaves Services PLC	890	6,402
Harworth Group PLC	23,538	41,380
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
United Kingdom (continued)
Hays PLC	413,391	$571,928
Headlam Group PLC	26,696	53,727
Helical PLC	42,397	121,440
Helios Towers PLC (A)	187,834	304,010
Henry Boot PLC (B)	36,616	94,698
Hill & Smith PLC	27,916	731,806
Hilton Food Group PLC	21,746	249,737
Hollywood Bowl Group PLC	49,809	211,172
Howden Joinery Group PLC	41,566	484,773
Hunting PLC	43,926	235,377
Ibstock PLC (D)	101,423	207,613
IDOX PLC (B)	44,603	38,029
IG Group Holdings PLC	67,542	698,709
IMI PLC	27,110	647,964
Impax Asset Management Group PLC	20,876	116,454
Inchcape PLC	96,372	983,335
Indivior PLC (A)	18,008	333,447
IntegraFin Holdings PLC	62,970	283,545
International Distribution Services PLC (A)	136,823	590,251
International Personal Finance PLC	67,188	96,458
iomart Group PLC	31,934	54,982
IP Group PLC	277,752	192,212
IQE PLC (A)	95,065	40,566
ITV PLC	854,113	869,954
J.D. Wetherspoon PLC (A)	23,201	227,873
James Fisher & Sons PLC (A)	13,980	55,018
James Halstead PLC	80,865	197,244
JET2 PLC	43,228	737,196
John Wood Group PLC (A)	178,510	405,404
Johnson Matthey PLC	19,467	437,773
Johnson Service Group PLC	91,766	196,273
Jupiter Fund Management PLC	117,807	126,561
Just Group PLC	287,345	382,712
Kainos Group PLC	23,106	339,034
Keller Group PLC	25,291	419,087
Kier Group PLC	111,930	210,043
Kingfisher PLC	33,183	112,337
Kitwave Group PLC	3,781	17,377
Knights Group Holdings PLC	2,146	3,740
Lancashire Holdings, Ltd.	67,367	546,130
Learning Technologies Group PLC	87,165	94,785
Liontrust Asset Management PLC	16,912	177,810
LSL Property Services PLC	26,351	107,363
Luceco PLC (D)	29,077	65,472
M&G PLC	90,526	231,449
Macfarlane Group PLC	27,112	41,646
Man Group PLC	319,577	1,080,162
Marks & Spencer Group PLC	414,742	1,604,514
Marshalls PLC	31,755	128,733
Marston’s PLC (A)	196,672	90,233
ME Group International PLC	57,572	134,541
Mears Group PLC	32,503	163,849
Metro Bank Holdings PLC (A)(B)	15,668	7,598
Midwich Group PLC	7,442	35,287
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Mitchells & Butlers PLC (A)	92,808	$366,372
Mitie Group PLC	413,520	644,499
MJ Gleeson PLC	15,749	114,050
Mobico Group PLC (B)	144,614	99,696
MONY Group PLC	142,002	411,121
Moonpig Group PLC (A)	53,179	109,178
Morgan Advanced Materials PLC	81,510	322,664
Morgan Sindall Group PLC	15,566	503,184
Mortgage Advice Bureau Holdings, Ltd.	9,104	103,575
Motorpoint group PLC (A)	9,012	16,165
MP Evans Group PLC	6,022	65,283
N. Brown Group PLC (A)	39,244	7,102
NCC Group PLC	81,319	145,657
Next 15 Group PLC	25,142	329,264
Ninety One PLC	74,259	162,838
Norcros PLC	22,835	63,296
Ocado Group PLC (A)	12,012	57,931
Odfjell Technology, Ltd.	5,943	36,681
OSB Group PLC	102,385	608,868
Oxford Instruments PLC	15,897	508,781
Pagegroup PLC	103,471	607,097
Paragon Banking Group PLC	73,596	718,830
PayPoint PLC	4,303	30,102
Pennon Group PLC	74,099	589,044
Persimmon PLC	40,065	748,500
Pets at Home Group PLC	133,626	504,577
Pharos Energy PLC	103,615	30,314
Phoenix Spree Deutschland, Ltd. (A)	5,180	10,595
Pinewood Technologies Group PLC	19,985	90,438
Polar Capital Holdings PLC	24,577	171,529
Porvair PLC	10,112	93,645
Premier Foods PLC	187,431	412,868
PZ Cussons PLC	67,911	96,292
QinetiQ Group PLC	139,805	804,230
Quilter PLC (D)	362,248	545,854
Rank Group PLC (A)	69,151	73,817
Rathbones Group PLC	10,938	242,751
Reach PLC	92,287	95,183
Record PLC	16,553	13,904
Redrow PLC	90,057	822,359
Renew Holdings PLC	17,714	240,224
Renewi PLC (A)	26,325	221,965
Renishaw PLC	442	22,881
Ricardo PLC	18,059	113,121
Rightmove PLC	16,153	110,889
RM PLC (A)	12,019	14,795
Robert Walters PLC	18,372	97,345
Rotork PLC	222,005	963,570
RS GROUP PLC	61,841	560,475
RWS Holdings PLC	12,808	28,380
S&U PLC	1,096	26,394
S4 Capital PLC (A)	8,658	5,889
Sabre Insurance Group PLC (D)	64,104	138,739
Saga PLC (A)(B)	41,405	72,937
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
United Kingdom (continued)
Savannah Energy PLC (A)(C)	124,942	$41,792
Savills PLC	39,738	578,093
Senior PLC	109,946	227,281
Serco Group PLC	285,861	651,275
Serica Energy PLC	15,012	33,630
Severfield PLC	104,422	91,156
SIG PLC (A)(B)	219,428	77,143
SigmaRoc PLC (A)	105,754	89,703
Smiths News PLC	42,303	32,719
Softcat PLC	33,287	707,208
Spectris PLC	4,577	192,263
Speedy Hire PLC	172,366	61,143
Spire Healthcare Group PLC (D)	74,587	241,418
Spirent Communications PLC	166,813	392,369
SSP Group PLC	203,010	433,903
SThree PLC	38,557	217,038
Studio Retail Group PLC (A)(C)	18,987	27,823
STV Group PLC	8,849	31,181
Synthomer PLC (A)	37,723	140,503
Tate & Lyle PLC	104,139	926,389
Tatton Asset Management PLC	9,513	76,018
Taylor Wimpey PLC	17,762	33,627
TClarke PLC	22,432	45,177
Team Internet Group PLC	43,466	105,687
Telecom Plus PLC	21,296	510,189
The Gym Group PLC (A)(D)	43,118	69,772
The Vitec Group PLC (A)	19,063	69,288
THG PLC (A)(B)	92,840	82,629
TI Fluid Systems PLC (D)	31,818	55,813
Topps Tiles PLC	62,375	34,733
TORM PLC, Class A	9,712	359,401
TP ICAP Group PLC	203,734	570,771
Trainline PLC (A)(D)	6,776	28,047
Travis Perkins PLC	52,951	584,182
Trellus Health PLC (A)	6,575	122
Tribal Group PLC	40	28
Trifast PLC	32,876	27,841
TT Electronics PLC	64,139	123,196
Tullow Oil PLC (A)(B)	306,885	154,245
Tyman PLC	39,993	186,653
Vanquis Banking Group PLC (B)	75,097	51,903
Vertu Motors PLC	91,231	92,439
Vesuvius PLC	73,544	459,657
Victrex PLC	17,366	286,319
Virgin Money UK PLC	292,361	796,928
Vistry Group PLC (A)	91,115	1,509,576
Volex PLC	35,475	159,422
Volution Group PLC	50,770	295,159
Vp PLC	3,980	35,679
Watches of Switzerland Group PLC (A)(D)	56,394	297,935
Watkin Jones PLC	61,285	38,284
WH Smith PLC	33,103	486,096
Wickes Group PLC	73,076	130,091
Wilmington PLC	8,311	42,103
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Xaar PLC (A)	24,649	$44,747
XPS Pensions Group PLC	19,896	63,836
Young & Co’s Brewery PLC	2,256	17,655
Young & Co’s Brewery PLC, Class A (B)	5,978	76,996
Zigup PLC	62,860	351,181
Zotefoams PLC	4,703	33,651
United States 0.7%		4,004,843
ADTRAN Holdings, Inc.	12,190	67,027
Argonaut Gold, Inc. (A)(B)	105,540	34,846
Aura Minerals, Inc.	700	6,410
Burford Capital, Ltd.	48,840	700,666
Diversified Energy Company PLC (B)	12,119	183,299
Energy Fuels, Inc. (A)(B)	7,234	50,210
Frontage Holdings Corp. (A)(B)(D)	106,000	15,616
Noble Corp. PLC	280	12,915
Primo Water Corp.	42,661	962,490
PureTech Health PLC (A)(B)	59,300	178,526
PureTech Health PLC, ADR (A)	387	12,113
REC Silicon ASA (A)(B)	69,026	63,095
Reliance Worldwide Corp., Ltd.	200,569	650,029
Samsonite International SA (A)(D)	228,600	726,557
SSR Mining, Inc.	50,982	271,939
SunOpta, Inc. (A)	9,939	60,088
VAALCO Energy, Inc.	1	6

Viemed Healthcare, Inc. (A)	1,216	9,011
Preferred securities 0.4%		$2,096,796
(Cost $1,533,834)
Germany 0.4%		2,096,796
Draegerwerk AG & Company KGaA	2,416	132,235
Einhell Germany AG	137	25,716
FUCHS SE	19,467	945,321
Jungheinrich AG	13,048	509,875
Sixt SE	4,486	289,137

STO SE & Company KGaA	753	140,606
Villeroy & Boch AG	2,936	53,906
Rights 0.0%		$79,930
(Cost $67,405)
Almirall SA (Expiration Date: 6-6-24) (A)(E)	18,979	6,384
Alstom SA (Expiration Date: 6-11-24; Strike Price: EUR 13.00) (A)(B)	8,588	9,210
Brunel International NV (Expiration Date: 6-5-24) (A)(E)	4,689	2,798
Intercell AG (A)(C)(E)	8,699	0
LEG Immobilien SE (Expiration Date: 6-27-24) (A)(E)	16,206	43,081
Neoen SA (Expiration Date: 6-12-24) (A)(E)	9,289	1,512
Peninsula Energy, Ltd. (Expiration Date: 6-4-24; Strike Price: AUD 0.10) (A)	37,680	501
Viscofan SA (Expiration Date: 6-24-24) (A)(E)	9,413	16,444
Warrants 0.0%		$4,454
(Cost $0)
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	19,913	570
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,884

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Yield (%)	Shares	Value
Short-term investments 3.7%			$20,861,409
(Cost $20,861,313)
Short-term funds 3.7%			20,861,409
John Hancock Collateral Trust (F)	5.2280(G)	2,086,830	20,861,409

Total investments (Cost $483,072,588) 103.1%	$580,233,682
Other assets and liabilities, net (3.1%)	(17,236,411)
Total net assets 100.0%	$562,997,271

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $19,292,765.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following sector composition as a percentage of net assets on 5-31-24:
Industrials	24.7%
Financials	13.9%
Materials	12.3%
Consumer discretionary	12.0%
Information technology	9.4%
Consumer staples	5.9%
Energy	5.2%
Health care	5.0%
Real estate	4.2%
Communication services	3.8%
Utilities	3.0%
Short-term investments and other	0.6%
TOTAL	100.0%
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	11	Long	Jun 2024	$1,280,850	$1,303,610	$22,760
						$22,760
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$38,283,999	$448,155	$37,666,873	$168,971
Austria	8,145,598	—	8,145,598	—
Belgium	8,476,102	—	8,476,102	—
Bermuda	1,213,394	50,648	1,162,746	—
Cambodia	180,477	—	180,477	—
Canada	60,331,717	59,964,080	367,630	7
Chile	9,321	9,321	—	—
China	61,955	—	61,955	—
Cyprus	91,393	—	91,393	—
Denmark	16,259,874	—	16,259,874	—
Faeroe Islands	31,273	—	31,273	—
Finland	12,694,196	—	12,694,196	—
France	28,857,738	41,683	28,816,055	—
Gabon	34,699	—	34,699	—
74	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Georgia	$316,170	—	$316,170	—
Germany	32,243,511	—	32,243,511	—
Greece	118,557	—	118,521	$36
Greenland	29,082	—	29,082	—
Hong Kong	10,340,589	$7,177	10,312,456	20,956
Ireland	2,793,555	—	2,793,555	—
Isle of Man	491,576	—	491,576	—
Israel	6,505,028	89,552	6,415,476	—
Italy	24,514,087	—	24,514,087	—
Japan	126,308,003	—	126,308,003	—
Jersey, Channel Islands	477,749	—	477,749	—
Jordan	519,118	—	519,118	—
Liechtenstein	406,347	—	406,347	—
Luxembourg	2,381,002	—	2,381,002	—
Macau	9,970	—	9,970	—
Malaysia	128,678	—	128,678	—
Malta	17,170	—	17,170	—
Mexico	14,357	—	14,357	—
Monaco	46,146	—	46,146	—
Mongolia	145,371	—	145,371	—
Netherlands	11,014,179	—	11,014,179	—
New Zealand	1,735,398	—	1,735,398	—
Norway	4,727,926	—	4,727,926	—
Peru	258,632	—	258,632	—
Philippines	10,021	—	10,021	—
Poland	235,643	—	235,643	—
Portugal	2,161,737	—	2,161,737	—
Singapore	5,943,445	—	5,909,287	34,158
South Africa	132,479	—	132,479	—
Spain	14,695,620	—	14,695,620	—
Sweden	16,000,155	—	15,994,252	5,903
Switzerland	41,637,343	—	41,637,343	—
Taiwan	54,685	—	54,685	—
United Arab Emirates	91,699	—	91,699	—
United Kingdom	72,009,486	173,248	71,752,660	83,578
United States	4,004,843	1,407,113	2,597,730	—
Preferred securities	2,096,796	—	2,096,796	—
Rights	79,930	32,038	47,892	—
Warrants	4,454	570	3,884	—
Short-term investments	20,861,409	20,861,409	—	—
Total investments in securities	$580,233,682	$83,084,994	$496,835,079	$313,609
Derivatives:
Assets
Futures	$22,760	$22,760	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	75

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,086,830	$18,312	$78,444,391	$(57,599,506)	$(1,871)	$83	$267,927	—	$20,861,409
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
76	|